UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.64%
Actual		$ 1,000.00	$ 1,094.30	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.22
Service Class	.74%
Actual		$ 1,000.00	$ 1,093.70	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.18	$ 3.72
Service Class 2.89%
Actual		$ 1,000.00	$ 1,092.80	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.47
Service Class 2R	.89%
Actual		$ 1,000.00	$ 1,092.90	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.47
Investor Class	.73%
Actual		$ 1,000.00	$ 1,094.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	5.2
Microsoft Corp.	2.8	0.5
QUALCOMM, Inc.	2.3	2.2
The Coca-Cola Co.	2.1	1.9
Procter & Gamble Co.	2.1	2.3
U.S. Bancorp	1.9	1.3
Comcast Corp. Class A	1.8	0.3
General Electric Co.	1.8	0.8
Pfizer, Inc.	1.7	1.2
Capital One Financial Corp.	1.7	1.0
	25.1
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	19.7
Financials	14.7	13.3
Health Care	11.5	11.5
Consumer Staples	11.1	11.4
Energy	10.6	11.8
Consumer Discretionary	10.5	9.8
Industrials	10.2	10.8
Utilities	3.7	3.8
Materials	3.4	3.4
Telecommunication Services	2.0	2.8
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks and Equity Futures 98.1%		Stocks and Equity Futures 98.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	13.9%	** Foreign investments	16.8%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (d)	641,017	$ 33,050,837
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc.	2,491,899	36,830,267
Domino's Pizza, Inc.	782,987	24,202,128
Dunkin' Brands Group, Inc.	436,711	14,996,656
Icahn Enterprises LP rights (a)	363,975	4
McDonald's Corp.	1,829,816	161,993,610
Starbucks Corp.	1,621,524	86,459,660
Yum! Brands, Inc.	1,682,792	108,405,461
		432,887,786
Household Durables - 0.1%
Harman International Industries, Inc.	237,050	9,387,180
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	123,962	82,375,228
Media - 3.3%
Comcast Corp. Class A	9,109,486	291,230,267
DIRECTV (a)	1,244,695	60,766,010
Legend Pictures LLC (a)(g)(h)	6,611	7,068,018
The Walt Disney Co.	3,538,626	171,623,361
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	11,499	4,312,125
		534,999,781
Multiline Retail - 0.8%
Dollar General Corp. (a)	2,324,003	126,402,523
Specialty Retail - 2.6%
AutoZone, Inc. (a)	230,484	84,626,810
Limited Brands, Inc.	728,070	30,964,817
Lowe's Companies, Inc.	5,389,135	153,266,999
TJX Companies, Inc.	3,266,649	140,237,242
		409,095,868
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	541,706	51,180,383
TOTAL CONSUMER DISCRETIONARY		1,679,379,586
CONSUMER STAPLES - 11.1%
Beverages - 4.3%
Anheuser-Busch InBev SA NV	825,677	65,097,423
Coca-Cola Bottling Co. CONSOLIDATED	148,512	9,546,351
Coca-Cola FEMSA SAB de CV sponsored ADR	48,947	6,406,183
Coca-Cola Icecek A/S	486,386	7,530,444
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	200,370	7,680,182
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,000,269	54,127,279
Diageo PLC sponsored ADR	627,882	64,715,798
Embotelladora Andina SA sponsored ADR	265,456	8,574,229

	Shares	Value
Molson Coors Brewing Co. Class B	894,028	$ 37,200,505
Monster Beverage Corp. (a)	26,800	1,908,160
Pernod Ricard SA (d)	429,379	45,785,125
Remy Cointreau SA	324,908	35,599,192
The Coca-Cola Co.	4,303,795	336,513,731
		680,684,602
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	3,957,416	184,930,050
Drogasil SA	607,100	6,120,874
Kroger Co.	321,500	7,455,585
Safeway, Inc.	330,232	5,993,711
Wal-Mart Stores, Inc.	392,683	27,377,859
Walgreen Co.	464,823	13,749,464
		245,627,543
Food Products - 0.7%
Bunge Ltd.	439,131	27,551,079
Green Mountain Coffee Roasters, Inc. (a)	207,119	4,511,052
Mead Johnson Nutrition Co. Class A	53,600	4,315,336
Nestle SA	417,951	24,901,363
Orion Corp.	7,305	6,072,784
Pilgrims Pride Corp.	20,100	143,715
Unilever NV (NY Reg.)	1,329,447	44,337,057
		111,832,386
Household Products - 2.3%
Colgate-Palmolive Co.	373,902	38,923,198
Procter & Gamble Co.	5,360,720	328,344,100
Spectrum Brands Holdings, Inc. (a)	246,002	8,012,285
		375,279,583
Personal Products - 0.4%
L'Oreal SA	336,600	39,291,224
Nu Skin Enterprises, Inc. Class A	376,849	17,674,218
		56,965,442
Tobacco - 1.9%
Altria Group, Inc.	652,993	22,560,908
British American Tobacco PLC sponsored ADR	2,564,639	261,900,935
Philip Morris International, Inc.	152,500	13,307,150
Souza Cruz SA	590,300	8,664,199
		306,433,192
TOTAL CONSUMER STAPLES		1,776,822,748
ENERGY - 10.6%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	375,027	15,413,610
Cameron International Corp. (a)	1,081,780	46,202,824
Discovery Offshore S.A. (a)(e)	1,310,900	2,093,509
Ensco PLC Class A	1,023,201	48,059,751
Forum Energy Technologies, Inc.	626,050	12,326,925
Halliburton Co.	1,498,732	42,549,001
National Oilwell Varco, Inc.	1,309,082	84,357,244
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,657,901	$ 53,931,520
Ocean Rig UDW, Inc. (United States)	1,137,864	15,372,543
Oceaneering International, Inc.	358,418	17,153,885
Oil States International, Inc. (a)	126,678	8,386,084
Schlumberger Ltd.	779,179	50,576,509
Transocean Ltd. (United States)	174,583	7,809,098
Vantage Drilling Co. (a)	5,923,400	8,885,100
		413,117,603
Oil, Gas & Consumable Fuels - 8.0%
Alpha Natural Resources, Inc. (a)	817,624	7,121,505
Anadarko Petroleum Corp.	1,366,403	90,455,879
Apache Corp.	1,011,008	88,857,493
Calumet Specialty Products Partners LP	183,916	4,373,522
Cheniere Energy, Inc. (a)	234,975	3,463,532
Chevron Corp.	571,381	60,280,696
Cobalt International Energy, Inc. (a)	612,409	14,391,612
EV Energy Partners LP	63,500	3,204,210
Exxon Mobil Corp.	2,951,302	252,542,912
Halcon Resources Corp. (h)	1,140,000	10,761,600
Hess Corp.	873,800	37,966,610
HollyFrontier Corp.	1,823,875	64,619,891
InterOil Corp. (a)(d)	486,648	33,919,366
Kodiak Oil & Gas Corp. (a)	874,463	7,179,341
Marathon Oil Corp.	2,647,858	67,705,729
Marathon Petroleum Corp.	1,760,760	79,093,339
Midstates Petroleum Co., Inc.	1,051,900	10,213,949
Noble Energy, Inc.	400,204	33,945,303
Occidental Petroleum Corp.	1,281,411	109,906,621
Painted Pony Petroleum Ltd. Class A (a)	114,500	826,613
QEP Resources, Inc.	693,946	20,797,562
Rockhopper Exploration PLC (a)	1,675,758	6,764,619
Royal Dutch Shell PLC:
Class A sponsored ADR	31,408	2,117,841
Class B sponsored ADR	2,395,188	167,495,497
Suncor Energy, Inc.	2,057,610	59,499,105
Williams Companies, Inc.	1,771,600	51,057,512
		1,288,561,859
TOTAL ENERGY		1,701,679,462
FINANCIALS - 14.7%
Capital Markets - 1.3%
BlackRock, Inc. Class A	353,821	60,085,882
E*TRADE Financial Corp. (a)	795,347	6,394,590
Evercore Partners, Inc. Class A	370,900	8,675,351
ICAP PLC	1,163,090	6,147,810
Invesco Ltd.	1,222,561	27,629,879
Morgan Stanley	331,141	4,831,347

	Shares	Value
State Street Corp.	932,274	$ 41,616,711
TD Ameritrade Holding Corp.	1,059,400	18,009,800
The Blackstone Group LP	1,306,135	17,071,184
UBS AG	1,318,256	15,426,464
		205,889,018
Commercial Banks - 3.7%
CIT Group, Inc. (a)	372,312	13,269,200
Comerica, Inc.	1,496,497	45,957,423
FirstMerit Corp.	456,685	7,544,436
Huntington Bancshares, Inc.	6,271,651	40,138,566
Synovus Financial Corp. (d)	5,544,386	10,977,884
U.S. Bancorp	9,308,195	299,351,551
Wells Fargo & Co.	5,131,490	171,597,026
		588,836,086
Consumer Finance - 2.2%
Capital One Financial Corp.	4,893,010	267,451,927
SLM Corp.	5,020,140	78,866,399
		346,318,326
Diversified Financial Services - 1.9%
African Bank Investments Ltd.	1,244,941	5,529,552
Bank of America Corp.	10,198,795	83,426,143
Citigroup, Inc.	4,601,145	126,117,384
JPMorgan Chase & Co.	2,222,196	79,399,063
NBH Holdings Corp. Class A (a)(e)	813,800	14,851,850
		309,323,992
Insurance - 3.5%
ACE Ltd.	985,620	73,064,011
Amlin PLC	2,680,756	14,858,371
Aon PLC	181,627	8,496,511
Berkshire Hathaway, Inc.:
Class A (a)	292	36,483,940
Class B (a)	965,501	80,455,198
Fairfax Financial Holdings Ltd. (sub. vtg.)	111,900	44,309,366
MetLife, Inc.	4,035,250	124,487,463
The Travelers Companies, Inc.	1,402,834	89,556,923
Torchmark Corp.	893,568	45,169,862
Validus Holdings Ltd.	1,186,157	37,992,609
		554,874,254
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,985,606	138,813,715
Camden Property Trust (SBI)	648,135	43,859,295
Equity Lifestyle Properties, Inc.	333,800	23,022,186
Japan Retail Fund Investment Corp.	4,188	6,643,236
Sun Communities, Inc.	332,769	14,721,701
The Macerich Co.	1,075,908	63,532,367
		290,592,500
Real Estate Management & Development - 0.0%
PT Lippo Karawaci Tbk	82,595,250	7,080,334
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	2,605,219	$ 48,926,013
TOTAL FINANCIALS		2,351,840,523
HEALTH CARE - 11.5%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	172,036	17,083,175
Amgen, Inc.	2,407,816	175,866,881
Biogen Idec, Inc. (a)	715,857	103,355,434
BioMarin Pharmaceutical, Inc. (a)	775,630	30,699,435
Gilead Sciences, Inc. (a)	1,860,825	95,423,106
ONYX Pharmaceuticals, Inc. (a)	375,228	24,933,901
		447,361,932
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	3,652,683	20,710,713
C.R. Bard, Inc.	527,888	56,716,287
Covidien PLC	1,671,182	89,408,237
Edwards Lifesciences Corp. (a)	655,677	67,731,434
Mako Surgical Corp. (a)(d)	739,288	18,933,166
Quidel Corp. (a)(d)	1,609,104	25,230,751
The Cooper Companies, Inc.	432,668	34,509,600
		313,240,188
Health Care Providers & Services - 2.7%
Catalyst Health Solutions, Inc. (a)	287,454	26,859,702
CIGNA Corp.	1,158,088	50,955,872
Express Scripts Holding Co. (a)	544,816	30,417,077
Henry Schein, Inc. (a)	847,513	66,521,295
McKesson Corp.	852,966	79,965,563
Omnicare, Inc.	964,520	30,121,960
UnitedHealth Group, Inc.	2,636,909	154,259,177
		439,100,646
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	110,800	11,003,819
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	221,097	8,675,846
Fluidigm Corp. (a)(h)	312,345	4,697,669
		13,373,515
Pharmaceuticals - 3.9%
Allergan, Inc.	647,258	59,916,673
Elan Corp. PLC sponsored ADR (a)	320,900	4,681,931
Eli Lilly & Co.	460,800	19,772,928
GlaxoSmithKline PLC sponsored ADR	825,008	37,595,615
Jazz Pharmaceuticals PLC (a)	295,637	13,306,621
Merck & Co., Inc.	2,433,536	101,600,128
Optimer Pharmaceuticals, Inc. (a)	681,649	10,579,192
Pfizer, Inc.	11,853,477	272,629,971
Sanofi SA sponsored ADR	499,962	18,888,564

	Shares	Value
Shire PLC sponsored ADR	337,923	$ 29,193,168
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,220,434	54,746,313
		622,911,104
TOTAL HEALTH CARE		1,846,991,204
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	1,566,966	87,499,381
MTU Aero Engines Holdings AG	270,697	19,848,335
Precision Castparts Corp.	455,595	74,940,822
Raytheon Co.	847,185	47,942,199
Textron, Inc.	2,596,299	64,569,956
The Boeing Co.	1,319,780	98,059,654
United Technologies Corp.	1,478,962	111,706,000
		504,566,347
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	624,960	49,221,850
Building Products - 0.7%
Armstrong World Industries, Inc.	818,106	40,218,091
Owens Corning (a)	1,819,501	51,928,559
Quanex Building Products Corp.	1,091,013	19,507,312
		111,653,962
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	434,599	39,839,690
Construction & Engineering - 0.2%
Fluor Corp.	380,475	18,772,637
Foster Wheeler AG (a)	682,476	11,827,309
		30,599,946
Electrical Equipment - 0.5%
Regal-Beloit Corp.	796,275	49,576,082
Roper Industries, Inc.	390,180	38,463,944
		88,040,026
Industrial Conglomerates - 2.6%
Danaher Corp.	1,807,469	94,132,986
General Electric Co.	13,378,570	278,809,399
Tyco International Ltd.	669,074	35,360,561
		408,302,946
Machinery - 1.2%
Caterpillar, Inc.	444,936	37,779,516
Cummins, Inc.	416,413	40,354,584
Fanuc Corp.	146,500	24,081,836
Fiat Industrial SpA	1,324,972	12,978,061
Illinois Tool Works, Inc.	1,356,866	71,764,643
		186,958,640
Road & Rail - 1.2%
Canadian Pacific	110,900	8,139,130
CSX Corp.	2,380,055	53,218,030
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	240,901	$ 14,357,700
Union Pacific Corp.	1,030,134	122,905,288
		198,620,148
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	75,200	14,381,248
TOTAL INDUSTRIALS		1,632,184,803
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 2.9%
Acme Packet, Inc. (a)	825,286	15,391,584
ADTRAN, Inc.	908,059	27,414,301
Comverse Technology, Inc. (a)	7,878	45,850
Juniper Networks, Inc. (a)	2,340,635	38,175,757
QUALCOMM, Inc.	6,558,281	365,165,086
Riverbed Technology, Inc. (a)	1,007,070	16,264,181
		462,456,759
Computers & Peripherals - 7.5%
Apple, Inc. (a)	1,895,157	1,106,771,680
SanDisk Corp. (a)	2,432,566	88,740,008
		1,195,511,688
Electronic Equipment & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,750,000	17,438,498
Jabil Circuit, Inc.	215,500	4,381,115
		21,819,613
Internet Software & Services - 1.5%
Dice Holdings, Inc. (a)	1,207,022	11,333,937
eBay, Inc. (a)	1,293,980	54,360,100
Google, Inc. Class A (a)	92,615	53,723,183
Mail.ru Group Ltd.:
GDR (a)(e)	494,266	16,750,675
GDR (Reg. S) (a)	246,700	8,360,663
VeriSign, Inc. (a)	2,342,588	102,066,559
		246,595,117
IT Services - 0.4%
Accenture PLC Class A	982,990	59,067,869
Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology, Inc. (a)(d)	593,770	2,897,598
Analog Devices, Inc.	3,991,806	150,371,332
ASML Holding NV	334,690	17,209,760
Avago Technologies Ltd.	1,972,891	70,826,787
Fairchild Semiconductor International, Inc. (a)	1,243,657	17,535,564
International Rectifier Corp. (a)	1,722,798	34,438,732
Maxim Integrated Products, Inc.	1,949,808	49,993,077

	Shares	Value
Micron Technology, Inc. (a)	9,025,766	$ 56,952,583
NXP Semiconductors NV (a)	1,676,606	38,981,090
ON Semiconductor Corp. (a)	2,521,623	17,903,523
PMC-Sierra, Inc. (a)	2,349,036	14,423,081
RF Micro Devices, Inc. (a)	3,874,921	16,468,414
Skyworks Solutions, Inc. (a)	1,328,988	36,374,402
		524,375,943
Software - 4.5%
Ariba, Inc. (a)	1,365,741	61,130,567
Check Point Software Technologies Ltd. (a)	1,113,991	55,242,814
Citrix Systems, Inc. (a)	1,886,778	158,376,145
Microsoft Corp.	14,868,639	454,831,667
ServiceNow, Inc.	47,400	1,166,040
		730,747,233
TOTAL INFORMATION TECHNOLOGY		3,240,574,222
MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	860,907	69,501,022
E.I. du Pont de Nemours & Co.	1,973,384	99,794,029
Eastman Chemical Co.	773,711	38,971,823
Ecolab, Inc.	866,758	59,398,926
LyondellBasell Industries NV Class A	583,946	23,515,505
Sherwin-Williams Co.	438,296	58,008,476
Sigma Aldrich Corp.	382,699	28,292,937
		377,482,718
Containers & Packaging - 0.4%
Ball Corp.	861,922	35,381,898
Rock-Tenn Co. Class A	603,886	32,941,981
		68,323,879
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	1,950,900	34,491,897
Goldcorp, Inc.	1,018,733	38,353,832
Ivanhoe Mines Ltd.	1,862,400	18,366,070
Ivanhoe Mines Ltd. rights 7/19/12 (a)	1,875,800	1,695,055
		92,906,854
TOTAL MATERIALS		538,713,451
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	2,974,550	117,464,980
Verizon Communications, Inc.	2,900,092	128,880,088
		246,345,068
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc. (a)	379,800	2,297,790
SBA Communications Corp. Class A (a)	499,379	28,489,572
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	7,055,938	$ 23,002,358
Vodafone Group PLC sponsored ADR	523,500	14,752,230
		68,541,950
TOTAL TELECOMMUNICATION SERVICES		314,887,018
UTILITIES - 3.7%
Electric Utilities - 2.4%
Duke Energy Corp.	3,882,213	89,523,832
Edison International	1,991,188	91,992,886
Exelon Corp.	187,826	7,066,014
FirstEnergy Corp.	1,751,014	86,132,379
NextEra Energy, Inc.	1,424,513	98,020,740
Progress Energy, Inc.	103,100	6,203,527
		378,939,378
Gas Utilities - 0.1%
ONEOK, Inc.	254,919	10,785,623
Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)	3,220,059	41,313,357
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	2,009,829	41,543,165
NiSource, Inc.	850,080	21,039,480
PG&E Corp.	672,634	30,450,141
Sempra Energy	936,874	64,531,881
		157,564,667
TOTAL UTILITIES		588,603,025
TOTAL COMMON STOCKS (Cost $13,310,953,125)		15,671,676,042
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (h) (Cost $8,211,980)	1,141,504	8,211,980
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (f) (Cost $6,799,161)	$ 6,800,000	6,799,558
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	377,739,001	$ 377,739,001
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	159,124,264	159,124,264
TOTAL MONEY MARKET FUNDS (Cost $536,863,265)		536,863,265
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $13,862,827,531)	16,223,550,845
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(210,641,863)
NET ASSETS - 100%	$ 16,012,908,982
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
584 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 39,606,880	$ 2,275,264

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,696,034 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,299,850.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,051,392 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,227
Halcon Resources Corp.	3/1/12	$ 10,260,000
Jumptap, Inc. Series G	6/29/12	$ 8,211,980
Legend Pictures LLC	9/23/10	$ 4,958,250
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 231,333
Fidelity Securities Lending Cash Central Fund	1,129,225
Total	$ 1,360,558
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,687,591,566	$ 1,667,999,439	$ -	$ 19,592,127
Consumer Staples	1,776,822,748	1,705,652,541	71,170,207	-
Energy	1,701,679,462	1,699,585,953	-	2,093,509
Financials	2,351,840,523	2,307,838,639	29,150,034	14,851,850
Health Care	1,846,991,204	1,846,991,204	-	-
Industrials	1,632,184,803	1,608,102,967	24,081,836	-
Information Technology	3,240,574,222	3,223,135,724	17,438,498	-
Materials	538,713,451	538,713,451	-	-
Telecommunication Services	314,887,018	314,887,018	-	-
Utilities	588,603,025	588,603,025	-	-
U.S. Government and Government Agency Obligations	6,799,558	-	6,799,558	-
Money Market Funds	536,863,265	536,863,265	-	-
Total Investments in Securities:	$ 16,223,550,845	$ 16,038,373,226	$ 148,640,133	$ 36,537,486
Derivative Instruments:
Assets
Futures Contracts	$ 2,275,264	$ 2,275,264	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,275,264	$ -
Total Value of Derivatives	$ 2,275,264	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.1%
United Kingdom	3.8%
Canada	2.0%
Switzerland	1.4%
Ireland	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $160,383,891) - See accompanying schedule: Unaffiliated issuers (cost $13,325,964,266)	$ 15,686,687,580
Fidelity Central Funds (cost $536,863,265)	536,863,265
Total Investments (cost $13,862,827,531)		$ 16,223,550,845
Cash		288,327
Receivable for investments sold		248,682,078
Receivable for fund shares sold		3,599,933
Dividends receivable		17,113,563
Distributions receivable from Fidelity Central Funds		217,873
Receivable for daily variation margin on futures contracts		992,800
Other receivables		718,076
Total assets		16,495,163,495

Liabilities
Payable for investments purchased	$ 299,295,570
Payable for fund shares redeemed	13,059,712
Accrued management fee	7,234,621
Distribution and service plan fees payable	1,650,327
Other affiliated payables	1,342,055
Other payables and accrued expenses	547,964
Collateral on securities loaned, at value	159,124,264
Total liabilities		482,254,513

Net Assets		$ 16,012,908,982
Net Assets consist of:
Paid in capital		$ 16,753,574,259
Undistributed net investment income		83,834,306
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,187,548,899)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,363,049,316
Net Assets		$ 16,012,908,982

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,389,688,071 ÷ 253,640,472 shares)	$ 25.19

Service Class: Net Asset Value, offering price and redemption price per share ($1,345,634,351 ÷ 53,612,526 shares)	$ 25.10

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,611,379,750 ÷ 307,602,661 shares)	$ 24.74

Service Class 2R: Net Asset Value, offering price and redemption price per share ($8,907,782 ÷ 360,652 shares)	$ 24.70

Investor Class: Net Asset Value, offering price and redemption price per share ($657,299,028 ÷ 26,192,228 shares)	$ 25.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 146,936,085
Interest		4,574
Income from Fidelity Central Funds		1,360,558
Total income		148,301,217

Expenses
Management fee	$ 44,979,640
Transfer agent fees	5,964,274
Distribution and service plan fees	10,250,972
Accounting and security lending fees	785,514
Custodian fees and expenses	168,831
Independent trustees' compensation	51,758
Appreciation in deferred trustee compensation account	11
Audit	47,177
Legal	37,872
Miscellaneous	93,288
Total expenses before reductions	62,379,337
Expense reductions	(410,634)	61,968,703
Net investment income (loss)		86,332,514
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,482,246
Foreign currency transactions	(225,355)
Futures contracts	5,821,222
Total net realized gain (loss)		198,078,113
Change in net unrealized appreciation (depreciation) on: Investment securities	1,118,833,939
Assets and liabilities in foreign currencies	46,694
Futures contracts	2,301,989
Total change in net unrealized appreciation (depreciation)		1,121,182,622
Net gain (loss)		1,319,260,735
Net increase (decrease) in net assets resulting from operations		$ 1,405,593,249

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,332,514	$ 145,885,373
Net realized gain (loss)	198,078,113	923,774,773
Change in net unrealized appreciation (depreciation)	1,121,182,622	(1,481,460,012)
Net increase (decrease) in net assets resulting from operations	1,405,593,249	(411,799,866)
Distributions to shareholders from net investment income	-	(141,940,543)
Share transactions - net increase (decrease)	(348,479,295)	(1,239,479,004)
Redemption fees	64	8,960
Total increase (decrease) in net assets	1,057,114,018	(1,793,210,453)

Net Assets
Beginning of period	14,955,794,964	16,749,005,417
End of period (including undistributed net investment income of $83,834,306 and distributions in excess of net investment income of $2,498,208, respectively)	$ 16,012,908,982	$ 14,955,794,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.02	$ 23.88	$ 20.62	$ 15.39	$ 27.90	$ 31.47
Income from Investment Operations
Net investment income (loss) E	.15	.25	.23	.23	.24	.34
Net realized and unrealized gain (loss)	2.02	(.86)	3.31	5.26	(11.87)	5.17
Total from investment operations	2.17	(.61)	3.54	5.49	(11.63)	5.51
Distributions from net investment income	-	(.25)	(.27)	(.25)	(.23)	(.33)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.25)	(.28)	(.26) J	(.88)	(9.08)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.19	$ 23.02	$ 23.88	$ 20.62	$ 15.39	$ 27.90
Total Return B,C,D	9.43%	(2.53)%	17.22%	35.71%	(42.51)%	17.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.65%	.67%	.66%	.65%
Expenses net of fee waivers, if any	.64% A	.64%	.65%	.67%	.66%	.65%
Expenses net of all reductions	.64% A	.63%	.63%	.65%	.65%	.64%
Net investment income (loss)	1.20% A	1.03%	1.06%	1.33%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,389,688	$ 6,113,440	$ 7,160,125	$ 7,405,228	$ 6,240,871	$ 12,371,009
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.95	$ 23.81	$ 20.55	$ 15.33	$ 27.80	$ 31.38
Income from Investment Operations
Net investment income (loss) E	.14	.22	.20	.21	.21	.30
Net realized and unrealized gain (loss)	2.01	(.85)	3.31	5.25	(11.83)	5.16
Total from investment operations	2.15	(.63)	3.51	5.46	(11.62)	5.46
Distributions from net investment income	-	(.23)	(.24)	(.23)	(.20)	(.29)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.23)	(.25)	(.24) J	(.85)	(9.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.10	$ 22.95	$ 23.81	$ 20.55	$ 15.33	$ 27.80
Total Return B,C,D	9.37%	(2.64)%	17.11%	35.66%	(42.61)%	17.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.75%	.75%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.74% A	.74%	.75%	.77%	.76%	.75%
Expenses net of all reductions	.74% A	.73%	.73%	.75%	.75%	.74%
Net investment income (loss)	1.10% A	.93%	.96%	1.23%	.97%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,345,634	$ 1,277,101	$ 1,379,305	$ 1,784,820	$ 1,497,734	$ 3,008,644
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.64	$ 23.49	$ 20.29	$ 15.14	$ 27.46	$ 31.11
Income from Investment Operations
Net investment income (loss) E	.12	.18	.17	.18	.18	.25
Net realized and unrealized gain (loss)	1.98	(.84)	3.26	5.18	(11.67)	5.11
Total from investment operations	2.10	(.66)	3.43	5.36	(11.49)	5.36
Distributions from net investment income	-	(.19)	(.22)	(.21)	(.18)	(.26)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.19)	(.23)	(.21) J	(.83)	(9.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.74	$ 22.64	$ 23.49	$ 20.29	$ 15.14	$ 27.46
Total Return B,C,D	9.28%	(2.78)%	16.93%	35.47%	(42.69)%	17.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.90%	.92%	.91%	.90%
Expenses net of fee waivers, if any	.89% A	.89%	.90%	.92%	.91%	.90%
Expenses net of all reductions	.89% A	.88%	.88%	.90%	.90%	.89%
Net investment income (loss)	.95% A	.78%	.81%	1.08%	.82%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,611,380	$ 6,980,191	$ 7,627,793	$ 7,577,737	$ 6,187,985	$ 9,339,663
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.60	$ 23.44	$ 20.24	$ 15.10	$ 27.35	$ 31.02
Income from Investment Operations
Net investment income (loss) E	.12	.18	.17	.18	.18	.25
Net realized and unrealized gain (loss)	1.98	(.84)	3.25	5.17	(11.62)	5.09
Total from investment operations	2.10	(.66)	3.42	5.35	(11.44)	5.34
Distributions from net investment income	-	(.18)	(.21)	(.20)	(.16)	(.26)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.18)	(.22)	(.21)J	(.81)	(9.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.70	$ 22.60	$ 23.44	$ 20.24	$ 15.10	$ 27.35
Total Return B,C,D	9.29%	(2.79)%	16.94%	35.46%	(42.69)%	17.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.90%	.92%	.91%	.90%
Expenses net of fee waivers, if any	.89% A	.89%	.90%	.92%	.91%	.90%
Expenses net of all reductions	.89% A	.88%	.88%	.90%	.90%	.89%
Net investment income (loss)	.95% A	.78%	.81%	1.08%	.82%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,908	$ 8,042	$ 10,942	$ 13,285	$ 13,585	$ 35,606
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.94	$ 23.80	$ 20.56	$ 15.34	$ 27.82	$ 31.41
Income from Investment Operations
Net investment income (loss) E	.14	.23	.21	.21	.21	.30
Net realized and unrealized gain (loss)	2.02	(.86)	3.30	5.25	(11.83)	5.16
Total from investment operations	2.16	(.63)	3.51	5.46	(11.62)	5.46
Distributions from net investment income	-	(.23)	(.26)	(.24)	(.21)	(.30)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.23)	(.27)	(.24) J	(.86)	(9.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.10	$ 22.94	$ 23.80	$ 20.56	$ 15.34	$ 27.82
Total Return B,C,D	9.42%	(2.62)%	17.10%	35.66%	(42.60)%	17.47%
Ratios to Average Net Assets F,H
Expenses before reductions	.73% A	.73%	.74%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.73% A	.73%	.73%	.77%	.75%	.76%
Expenses net of all reductions	.72% A	.71%	.72%	.75%	.74%	.75%
Net investment income (loss)	1.12% A	.94%	.98%	1.23%	.98%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 657,299	$ 577,021	$ 570,841	$ 457,476	$ 324,919	$ 532,268
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy .

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnership, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,914,648,194
Gross unrealized depreciation	(680,498,305)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,234,149,889

Tax cost	$ 13,989,400,956

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (854,185,637)
2017	(2,334,998,928)
Total capital loss carryforward	$ (3,189,184,565)

Trading (Redemption) Fees. Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,821,222 and a change in net unrealized appreciation (depreciation) of $2,301,989 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,157,745,837 and $7,480,918,873, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 680,432
Service Class 2	9,559,122
Service Class 2 R	11,418
$ 10,250,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,288,072
Service Class	481,631
Service Class 2	2,696,035
Service Class 2R	3,208
Investor Class	495,328
$ 5,964,274

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $248,058 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,299 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,176,991. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,129,225, including $34,517 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $410,555 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $79.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 65,616,073
Service Class	-	12,220,263
Service Class 2	-	58,305,804
Service Class 2R	-	65,304
Investor Class	-	5,733,099
Total	$ -	$ 141,940,543

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	4,077,866	8,887,647	$ 101,523,723	$ 215,181,582
Reinvestment of distributions	-	2,941,106	-	65,616,073
Shares redeemed	(15,980,797)	(46,079,138)	(398,647,463)	(1,098,879,687)
Net increase (decrease)	(11,902,931)	(34,250,385)	$ (297,123,740)	$ (818,082,032)
Service Class
Shares sold	2,396,767	5,960,533	$ 59,691,142	$ 142,199,635
Reinvestment of distributions	-	549,472	-	12,220,263
Shares redeemed	(4,433,327)	(8,798,344)	(111,375,922)	(211,519,636)
Net increase (decrease)	(2,036,560)	(2,288,339)	$ (51,684,780)	$ (57,099,738)
Service Class 2
Shares sold	22,436,202	28,618,316	$ 543,485,488	$ 674,963,970
Reinvestment of distributions	-	2,657,512	-	58,305,804
Shares redeemed	(23,125,922)	(47,724,451)	(569,514,280)	(1,123,942,590)
Net increase (decrease)	(689,720)	(16,448,623)	$ (26,028,792)	$ (390,672,816)
Service Class 2R
Shares sold	61,957	57,708	$ 1,482,968	$ 1,412,478
Reinvestment of distributions	-	2,982	-	65,304
Shares redeemed	(57,128)	(171,761)	(1,393,997)	(4,029,960)
Net increase (decrease)	4,829	(111,071)	$ 88,971	$ (2,552,178)
Investor Class
Shares sold	1,732,876	3,165,850	$ 43,347,297	$ 76,274,096
Reinvestment of distributions	-	257,783	-	5,733,099
Shares redeemed	(690,123)	(2,256,234)	(17,078,251)	(53,079,435)
Net increase (decrease)	1,042,753	1,167,399	$ 26,269,046	$ 28,927,760

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0812
1.705691.114

Fidelity® Variable Insurance Products:

Contrafund Portfolio - Service Class 2R

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site a http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.64%
Actual		$ 1,000.00	$ 1,094.30	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.22
Service Class	.74%
Actual		$ 1,000.00	$ 1,093.70	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.18	$ 3.72
Service Class 2.89%
Actual		$ 1,000.00	$ 1,092.80	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.47
Service Class 2R	.89%
Actual		$ 1,000.00	$ 1,092.90	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.47
Investor Class	.73%
Actual		$ 1,000.00	$ 1,094.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	5.2
Microsoft Corp.	2.8	0.5
QUALCOMM, Inc.	2.3	2.2
The Coca-Cola Co.	2.1	1.9
Procter & Gamble Co.	2.1	2.3
U.S. Bancorp	1.9	1.3
Comcast Corp. Class A	1.8	0.3
General Electric Co.	1.8	0.8
Pfizer, Inc.	1.7	1.2
Capital One Financial Corp.	1.7	1.0
	25.1
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	19.7
Financials	14.7	13.3
Health Care	11.5	11.5
Consumer Staples	11.1	11.4
Energy	10.6	11.8
Consumer Discretionary	10.5	9.8
Industrials	10.2	10.8
Utilities	3.7	3.8
Materials	3.4	3.4
Telecommunication Services	2.0	2.8
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks and Equity Futures 98.1%		Stocks and Equity Futures 98.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	13.9%	** Foreign investments	16.8%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (d)	641,017	$ 33,050,837
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc.	2,491,899	36,830,267
Domino's Pizza, Inc.	782,987	24,202,128
Dunkin' Brands Group, Inc.	436,711	14,996,656
Icahn Enterprises LP rights (a)	363,975	4
McDonald's Corp.	1,829,816	161,993,610
Starbucks Corp.	1,621,524	86,459,660
Yum! Brands, Inc.	1,682,792	108,405,461
		432,887,786
Household Durables - 0.1%
Harman International Industries, Inc.	237,050	9,387,180
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	123,962	82,375,228
Media - 3.3%
Comcast Corp. Class A	9,109,486	291,230,267
DIRECTV (a)	1,244,695	60,766,010
Legend Pictures LLC (a)(g)(h)	6,611	7,068,018
The Walt Disney Co.	3,538,626	171,623,361
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	11,499	4,312,125
		534,999,781
Multiline Retail - 0.8%
Dollar General Corp. (a)	2,324,003	126,402,523
Specialty Retail - 2.6%
AutoZone, Inc. (a)	230,484	84,626,810
Limited Brands, Inc.	728,070	30,964,817
Lowe's Companies, Inc.	5,389,135	153,266,999
TJX Companies, Inc.	3,266,649	140,237,242
		409,095,868
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	541,706	51,180,383
TOTAL CONSUMER DISCRETIONARY		1,679,379,586
CONSUMER STAPLES - 11.1%
Beverages - 4.3%
Anheuser-Busch InBev SA NV	825,677	65,097,423
Coca-Cola Bottling Co. CONSOLIDATED	148,512	9,546,351
Coca-Cola FEMSA SAB de CV sponsored ADR	48,947	6,406,183
Coca-Cola Icecek A/S	486,386	7,530,444
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	200,370	7,680,182
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,000,269	54,127,279
Diageo PLC sponsored ADR	627,882	64,715,798
Embotelladora Andina SA sponsored ADR	265,456	8,574,229

	Shares	Value
Molson Coors Brewing Co. Class B	894,028	$ 37,200,505
Monster Beverage Corp. (a)	26,800	1,908,160
Pernod Ricard SA (d)	429,379	45,785,125
Remy Cointreau SA	324,908	35,599,192
The Coca-Cola Co.	4,303,795	336,513,731
		680,684,602
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	3,957,416	184,930,050
Drogasil SA	607,100	6,120,874
Kroger Co.	321,500	7,455,585
Safeway, Inc.	330,232	5,993,711
Wal-Mart Stores, Inc.	392,683	27,377,859
Walgreen Co.	464,823	13,749,464
		245,627,543
Food Products - 0.7%
Bunge Ltd.	439,131	27,551,079
Green Mountain Coffee Roasters, Inc. (a)	207,119	4,511,052
Mead Johnson Nutrition Co. Class A	53,600	4,315,336
Nestle SA	417,951	24,901,363
Orion Corp.	7,305	6,072,784
Pilgrims Pride Corp.	20,100	143,715
Unilever NV (NY Reg.)	1,329,447	44,337,057
		111,832,386
Household Products - 2.3%
Colgate-Palmolive Co.	373,902	38,923,198
Procter & Gamble Co.	5,360,720	328,344,100
Spectrum Brands Holdings, Inc. (a)	246,002	8,012,285
		375,279,583
Personal Products - 0.4%
L'Oreal SA	336,600	39,291,224
Nu Skin Enterprises, Inc. Class A	376,849	17,674,218
		56,965,442
Tobacco - 1.9%
Altria Group, Inc.	652,993	22,560,908
British American Tobacco PLC sponsored ADR	2,564,639	261,900,935
Philip Morris International, Inc.	152,500	13,307,150
Souza Cruz SA	590,300	8,664,199
		306,433,192
TOTAL CONSUMER STAPLES		1,776,822,748
ENERGY - 10.6%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	375,027	15,413,610
Cameron International Corp. (a)	1,081,780	46,202,824
Discovery Offshore S.A. (a)(e)	1,310,900	2,093,509
Ensco PLC Class A	1,023,201	48,059,751
Forum Energy Technologies, Inc.	626,050	12,326,925
Halliburton Co.	1,498,732	42,549,001
National Oilwell Varco, Inc.	1,309,082	84,357,244
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,657,901	$ 53,931,520
Ocean Rig UDW, Inc. (United States)	1,137,864	15,372,543
Oceaneering International, Inc.	358,418	17,153,885
Oil States International, Inc. (a)	126,678	8,386,084
Schlumberger Ltd.	779,179	50,576,509
Transocean Ltd. (United States)	174,583	7,809,098
Vantage Drilling Co. (a)	5,923,400	8,885,100
		413,117,603
Oil, Gas & Consumable Fuels - 8.0%
Alpha Natural Resources, Inc. (a)	817,624	7,121,505
Anadarko Petroleum Corp.	1,366,403	90,455,879
Apache Corp.	1,011,008	88,857,493
Calumet Specialty Products Partners LP	183,916	4,373,522
Cheniere Energy, Inc. (a)	234,975	3,463,532
Chevron Corp.	571,381	60,280,696
Cobalt International Energy, Inc. (a)	612,409	14,391,612
EV Energy Partners LP	63,500	3,204,210
Exxon Mobil Corp.	2,951,302	252,542,912
Halcon Resources Corp. (h)	1,140,000	10,761,600
Hess Corp.	873,800	37,966,610
HollyFrontier Corp.	1,823,875	64,619,891
InterOil Corp. (a)(d)	486,648	33,919,366
Kodiak Oil & Gas Corp. (a)	874,463	7,179,341
Marathon Oil Corp.	2,647,858	67,705,729
Marathon Petroleum Corp.	1,760,760	79,093,339
Midstates Petroleum Co., Inc.	1,051,900	10,213,949
Noble Energy, Inc.	400,204	33,945,303
Occidental Petroleum Corp.	1,281,411	109,906,621
Painted Pony Petroleum Ltd. Class A (a)	114,500	826,613
QEP Resources, Inc.	693,946	20,797,562
Rockhopper Exploration PLC (a)	1,675,758	6,764,619
Royal Dutch Shell PLC:
Class A sponsored ADR	31,408	2,117,841
Class B sponsored ADR	2,395,188	167,495,497
Suncor Energy, Inc.	2,057,610	59,499,105
Williams Companies, Inc.	1,771,600	51,057,512
		1,288,561,859
TOTAL ENERGY		1,701,679,462
FINANCIALS - 14.7%
Capital Markets - 1.3%
BlackRock, Inc. Class A	353,821	60,085,882
E*TRADE Financial Corp. (a)	795,347	6,394,590
Evercore Partners, Inc. Class A	370,900	8,675,351
ICAP PLC	1,163,090	6,147,810
Invesco Ltd.	1,222,561	27,629,879
Morgan Stanley	331,141	4,831,347

	Shares	Value
State Street Corp.	932,274	$ 41,616,711
TD Ameritrade Holding Corp.	1,059,400	18,009,800
The Blackstone Group LP	1,306,135	17,071,184
UBS AG	1,318,256	15,426,464
		205,889,018
Commercial Banks - 3.7%
CIT Group, Inc. (a)	372,312	13,269,200
Comerica, Inc.	1,496,497	45,957,423
FirstMerit Corp.	456,685	7,544,436
Huntington Bancshares, Inc.	6,271,651	40,138,566
Synovus Financial Corp. (d)	5,544,386	10,977,884
U.S. Bancorp	9,308,195	299,351,551
Wells Fargo & Co.	5,131,490	171,597,026
		588,836,086
Consumer Finance - 2.2%
Capital One Financial Corp.	4,893,010	267,451,927
SLM Corp.	5,020,140	78,866,399
		346,318,326
Diversified Financial Services - 1.9%
African Bank Investments Ltd.	1,244,941	5,529,552
Bank of America Corp.	10,198,795	83,426,143
Citigroup, Inc.	4,601,145	126,117,384
JPMorgan Chase & Co.	2,222,196	79,399,063
NBH Holdings Corp. Class A (a)(e)	813,800	14,851,850
		309,323,992
Insurance - 3.5%
ACE Ltd.	985,620	73,064,011
Amlin PLC	2,680,756	14,858,371
Aon PLC	181,627	8,496,511
Berkshire Hathaway, Inc.:
Class A (a)	292	36,483,940
Class B (a)	965,501	80,455,198
Fairfax Financial Holdings Ltd. (sub. vtg.)	111,900	44,309,366
MetLife, Inc.	4,035,250	124,487,463
The Travelers Companies, Inc.	1,402,834	89,556,923
Torchmark Corp.	893,568	45,169,862
Validus Holdings Ltd.	1,186,157	37,992,609
		554,874,254
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,985,606	138,813,715
Camden Property Trust (SBI)	648,135	43,859,295
Equity Lifestyle Properties, Inc.	333,800	23,022,186
Japan Retail Fund Investment Corp.	4,188	6,643,236
Sun Communities, Inc.	332,769	14,721,701
The Macerich Co.	1,075,908	63,532,367
		290,592,500
Real Estate Management & Development - 0.0%
PT Lippo Karawaci Tbk	82,595,250	7,080,334
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	2,605,219	$ 48,926,013
TOTAL FINANCIALS		2,351,840,523
HEALTH CARE - 11.5%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	172,036	17,083,175
Amgen, Inc.	2,407,816	175,866,881
Biogen Idec, Inc. (a)	715,857	103,355,434
BioMarin Pharmaceutical, Inc. (a)	775,630	30,699,435
Gilead Sciences, Inc. (a)	1,860,825	95,423,106
ONYX Pharmaceuticals, Inc. (a)	375,228	24,933,901
		447,361,932
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	3,652,683	20,710,713
C.R. Bard, Inc.	527,888	56,716,287
Covidien PLC	1,671,182	89,408,237
Edwards Lifesciences Corp. (a)	655,677	67,731,434
Mako Surgical Corp. (a)(d)	739,288	18,933,166
Quidel Corp. (a)(d)	1,609,104	25,230,751
The Cooper Companies, Inc.	432,668	34,509,600
		313,240,188
Health Care Providers & Services - 2.7%
Catalyst Health Solutions, Inc. (a)	287,454	26,859,702
CIGNA Corp.	1,158,088	50,955,872
Express Scripts Holding Co. (a)	544,816	30,417,077
Henry Schein, Inc. (a)	847,513	66,521,295
McKesson Corp.	852,966	79,965,563
Omnicare, Inc.	964,520	30,121,960
UnitedHealth Group, Inc.	2,636,909	154,259,177
		439,100,646
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	110,800	11,003,819
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	221,097	8,675,846
Fluidigm Corp. (a)(h)	312,345	4,697,669
		13,373,515
Pharmaceuticals - 3.9%
Allergan, Inc.	647,258	59,916,673
Elan Corp. PLC sponsored ADR (a)	320,900	4,681,931
Eli Lilly & Co.	460,800	19,772,928
GlaxoSmithKline PLC sponsored ADR	825,008	37,595,615
Jazz Pharmaceuticals PLC (a)	295,637	13,306,621
Merck & Co., Inc.	2,433,536	101,600,128
Optimer Pharmaceuticals, Inc. (a)	681,649	10,579,192
Pfizer, Inc.	11,853,477	272,629,971
Sanofi SA sponsored ADR	499,962	18,888,564

	Shares	Value
Shire PLC sponsored ADR	337,923	$ 29,193,168
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,220,434	54,746,313
		622,911,104
TOTAL HEALTH CARE		1,846,991,204
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	1,566,966	87,499,381
MTU Aero Engines Holdings AG	270,697	19,848,335
Precision Castparts Corp.	455,595	74,940,822
Raytheon Co.	847,185	47,942,199
Textron, Inc.	2,596,299	64,569,956
The Boeing Co.	1,319,780	98,059,654
United Technologies Corp.	1,478,962	111,706,000
		504,566,347
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	624,960	49,221,850
Building Products - 0.7%
Armstrong World Industries, Inc.	818,106	40,218,091
Owens Corning (a)	1,819,501	51,928,559
Quanex Building Products Corp.	1,091,013	19,507,312
		111,653,962
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	434,599	39,839,690
Construction & Engineering - 0.2%
Fluor Corp.	380,475	18,772,637
Foster Wheeler AG (a)	682,476	11,827,309
		30,599,946
Electrical Equipment - 0.5%
Regal-Beloit Corp.	796,275	49,576,082
Roper Industries, Inc.	390,180	38,463,944
		88,040,026
Industrial Conglomerates - 2.6%
Danaher Corp.	1,807,469	94,132,986
General Electric Co.	13,378,570	278,809,399
Tyco International Ltd.	669,074	35,360,561
		408,302,946
Machinery - 1.2%
Caterpillar, Inc.	444,936	37,779,516
Cummins, Inc.	416,413	40,354,584
Fanuc Corp.	146,500	24,081,836
Fiat Industrial SpA	1,324,972	12,978,061
Illinois Tool Works, Inc.	1,356,866	71,764,643
		186,958,640
Road & Rail - 1.2%
Canadian Pacific	110,900	8,139,130
CSX Corp.	2,380,055	53,218,030
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	240,901	$ 14,357,700
Union Pacific Corp.	1,030,134	122,905,288
		198,620,148
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	75,200	14,381,248
TOTAL INDUSTRIALS		1,632,184,803
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 2.9%
Acme Packet, Inc. (a)	825,286	15,391,584
ADTRAN, Inc.	908,059	27,414,301
Comverse Technology, Inc. (a)	7,878	45,850
Juniper Networks, Inc. (a)	2,340,635	38,175,757
QUALCOMM, Inc.	6,558,281	365,165,086
Riverbed Technology, Inc. (a)	1,007,070	16,264,181
		462,456,759
Computers & Peripherals - 7.5%
Apple, Inc. (a)	1,895,157	1,106,771,680
SanDisk Corp. (a)	2,432,566	88,740,008
		1,195,511,688
Electronic Equipment & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,750,000	17,438,498
Jabil Circuit, Inc.	215,500	4,381,115
		21,819,613
Internet Software & Services - 1.5%
Dice Holdings, Inc. (a)	1,207,022	11,333,937
eBay, Inc. (a)	1,293,980	54,360,100
Google, Inc. Class A (a)	92,615	53,723,183
Mail.ru Group Ltd.:
GDR (a)(e)	494,266	16,750,675
GDR (Reg. S) (a)	246,700	8,360,663
VeriSign, Inc. (a)	2,342,588	102,066,559
		246,595,117
IT Services - 0.4%
Accenture PLC Class A	982,990	59,067,869
Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology, Inc. (a)(d)	593,770	2,897,598
Analog Devices, Inc.	3,991,806	150,371,332
ASML Holding NV	334,690	17,209,760
Avago Technologies Ltd.	1,972,891	70,826,787
Fairchild Semiconductor International, Inc. (a)	1,243,657	17,535,564
International Rectifier Corp. (a)	1,722,798	34,438,732
Maxim Integrated Products, Inc.	1,949,808	49,993,077

	Shares	Value
Micron Technology, Inc. (a)	9,025,766	$ 56,952,583
NXP Semiconductors NV (a)	1,676,606	38,981,090
ON Semiconductor Corp. (a)	2,521,623	17,903,523
PMC-Sierra, Inc. (a)	2,349,036	14,423,081
RF Micro Devices, Inc. (a)	3,874,921	16,468,414
Skyworks Solutions, Inc. (a)	1,328,988	36,374,402
		524,375,943
Software - 4.5%
Ariba, Inc. (a)	1,365,741	61,130,567
Check Point Software Technologies Ltd. (a)	1,113,991	55,242,814
Citrix Systems, Inc. (a)	1,886,778	158,376,145
Microsoft Corp.	14,868,639	454,831,667
ServiceNow, Inc.	47,400	1,166,040
		730,747,233
TOTAL INFORMATION TECHNOLOGY		3,240,574,222
MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	860,907	69,501,022
E.I. du Pont de Nemours & Co.	1,973,384	99,794,029
Eastman Chemical Co.	773,711	38,971,823
Ecolab, Inc.	866,758	59,398,926
LyondellBasell Industries NV Class A	583,946	23,515,505
Sherwin-Williams Co.	438,296	58,008,476
Sigma Aldrich Corp.	382,699	28,292,937
		377,482,718
Containers & Packaging - 0.4%
Ball Corp.	861,922	35,381,898
Rock-Tenn Co. Class A	603,886	32,941,981
		68,323,879
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	1,950,900	34,491,897
Goldcorp, Inc.	1,018,733	38,353,832
Ivanhoe Mines Ltd.	1,862,400	18,366,070
Ivanhoe Mines Ltd. rights 7/19/12 (a)	1,875,800	1,695,055
		92,906,854
TOTAL MATERIALS		538,713,451
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	2,974,550	117,464,980
Verizon Communications, Inc.	2,900,092	128,880,088
		246,345,068
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc. (a)	379,800	2,297,790
SBA Communications Corp. Class A (a)	499,379	28,489,572
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	7,055,938	$ 23,002,358
Vodafone Group PLC sponsored ADR	523,500	14,752,230
		68,541,950
TOTAL TELECOMMUNICATION SERVICES		314,887,018
UTILITIES - 3.7%
Electric Utilities - 2.4%
Duke Energy Corp.	3,882,213	89,523,832
Edison International	1,991,188	91,992,886
Exelon Corp.	187,826	7,066,014
FirstEnergy Corp.	1,751,014	86,132,379
NextEra Energy, Inc.	1,424,513	98,020,740
Progress Energy, Inc.	103,100	6,203,527
		378,939,378
Gas Utilities - 0.1%
ONEOK, Inc.	254,919	10,785,623
Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)	3,220,059	41,313,357
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	2,009,829	41,543,165
NiSource, Inc.	850,080	21,039,480
PG&E Corp.	672,634	30,450,141
Sempra Energy	936,874	64,531,881
		157,564,667
TOTAL UTILITIES		588,603,025
TOTAL COMMON STOCKS (Cost $13,310,953,125)		15,671,676,042
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (h) (Cost $8,211,980)	1,141,504	8,211,980
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (f) (Cost $6,799,161)	$ 6,800,000	6,799,558
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	377,739,001	$ 377,739,001
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	159,124,264	159,124,264
TOTAL MONEY MARKET FUNDS (Cost $536,863,265)		536,863,265
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $13,862,827,531)	16,223,550,845
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(210,641,863)
NET ASSETS - 100%	$ 16,012,908,982
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
584 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 39,606,880	$ 2,275,264

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,696,034 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,299,850.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,051,392 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,227
Halcon Resources Corp.	3/1/12	$ 10,260,000
Jumptap, Inc. Series G	6/29/12	$ 8,211,980
Legend Pictures LLC	9/23/10	$ 4,958,250
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 231,333
Fidelity Securities Lending Cash Central Fund	1,129,225
Total	$ 1,360,558
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,687,591,566	$ 1,667,999,439	$ -	$ 19,592,127
Consumer Staples	1,776,822,748	1,705,652,541	71,170,207	-
Energy	1,701,679,462	1,699,585,953	-	2,093,509
Financials	2,351,840,523	2,307,838,639	29,150,034	14,851,850
Health Care	1,846,991,204	1,846,991,204	-	-
Industrials	1,632,184,803	1,608,102,967	24,081,836	-
Information Technology	3,240,574,222	3,223,135,724	17,438,498	-
Materials	538,713,451	538,713,451	-	-
Telecommunication Services	314,887,018	314,887,018	-	-
Utilities	588,603,025	588,603,025	-	-
U.S. Government and Government Agency Obligations	6,799,558	-	6,799,558	-
Money Market Funds	536,863,265	536,863,265	-	-
Total Investments in Securities:	$ 16,223,550,845	$ 16,038,373,226	$ 148,640,133	$ 36,537,486
Derivative Instruments:
Assets
Futures Contracts	$ 2,275,264	$ 2,275,264	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,275,264	$ -
Total Value of Derivatives	$ 2,275,264	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.1%
United Kingdom	3.8%
Canada	2.0%
Switzerland	1.4%
Ireland	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $160,383,891) - See accompanying schedule: Unaffiliated issuers (cost $13,325,964,266)	$ 15,686,687,580
Fidelity Central Funds (cost $536,863,265)	536,863,265
Total Investments (cost $13,862,827,531)		$ 16,223,550,845
Cash		288,327
Receivable for investments sold		248,682,078
Receivable for fund shares sold		3,599,933
Dividends receivable		17,113,563
Distributions receivable from Fidelity Central Funds		217,873
Receivable for daily variation margin on futures contracts		992,800
Other receivables		718,076
Total assets		16,495,163,495

Liabilities
Payable for investments purchased	$ 299,295,570
Payable for fund shares redeemed	13,059,712
Accrued management fee	7,234,621
Distribution and service plan fees payable	1,650,327
Other affiliated payables	1,342,055
Other payables and accrued expenses	547,964
Collateral on securities loaned, at value	159,124,264
Total liabilities		482,254,513

Net Assets		$ 16,012,908,982
Net Assets consist of:
Paid in capital		$ 16,753,574,259
Undistributed net investment income		83,834,306
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,187,548,899)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,363,049,316
Net Assets		$ 16,012,908,982

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,389,688,071 ÷ 253,640,472 shares)	$ 25.19

Service Class: Net Asset Value, offering price and redemption price per share ($1,345,634,351 ÷ 53,612,526 shares)	$ 25.10

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,611,379,750 ÷ 307,602,661 shares)	$ 24.74

Service Class 2R: Net Asset Value, offering price and redemption price per share ($8,907,782 ÷ 360,652 shares)	$ 24.70

Investor Class: Net Asset Value, offering price and redemption price per share ($657,299,028 ÷ 26,192,228 shares)	$ 25.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 146,936,085
Interest		4,574
Income from Fidelity Central Funds		1,360,558
Total income		148,301,217

Expenses
Management fee	$ 44,979,640
Transfer agent fees	5,964,274
Distribution and service plan fees	10,250,972
Accounting and security lending fees	785,514
Custodian fees and expenses	168,831
Independent trustees' compensation	51,758
Appreciation in deferred trustee compensation account	11
Audit	47,177
Legal	37,872
Miscellaneous	93,288
Total expenses before reductions	62,379,337
Expense reductions	(410,634)	61,968,703
Net investment income (loss)		86,332,514
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,482,246
Foreign currency transactions	(225,355)
Futures contracts	5,821,222
Total net realized gain (loss)		198,078,113
Change in net unrealized appreciation (depreciation) on: Investment securities	1,118,833,939
Assets and liabilities in foreign currencies	46,694
Futures contracts	2,301,989
Total change in net unrealized appreciation (depreciation)		1,121,182,622
Net gain (loss)		1,319,260,735
Net increase (decrease) in net assets resulting from operations		$ 1,405,593,249

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,332,514	$ 145,885,373
Net realized gain (loss)	198,078,113	923,774,773
Change in net unrealized appreciation (depreciation)	1,121,182,622	(1,481,460,012)
Net increase (decrease) in net assets resulting from operations	1,405,593,249	(411,799,866)
Distributions to shareholders from net investment income	-	(141,940,543)
Share transactions - net increase (decrease)	(348,479,295)	(1,239,479,004)
Redemption fees	64	8,960
Total increase (decrease) in net assets	1,057,114,018	(1,793,210,453)

Net Assets
Beginning of period	14,955,794,964	16,749,005,417
End of period (including undistributed net investment income of $83,834,306 and distributions in excess of net investment income of $2,498,208, respectively)	$ 16,012,908,982	$ 14,955,794,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.02	$ 23.88	$ 20.62	$ 15.39	$ 27.90	$ 31.47
Income from Investment Operations
Net investment income (loss) E	.15	.25	.23	.23	.24	.34
Net realized and unrealized gain (loss)	2.02	(.86)	3.31	5.26	(11.87)	5.17
Total from investment operations	2.17	(.61)	3.54	5.49	(11.63)	5.51
Distributions from net investment income	-	(.25)	(.27)	(.25)	(.23)	(.33)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.25)	(.28)	(.26) J	(.88)	(9.08)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.19	$ 23.02	$ 23.88	$ 20.62	$ 15.39	$ 27.90
Total Return B,C,D	9.43%	(2.53)%	17.22%	35.71%	(42.51)%	17.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.65%	.67%	.66%	.65%
Expenses net of fee waivers, if any	.64% A	.64%	.65%	.67%	.66%	.65%
Expenses net of all reductions	.64% A	.63%	.63%	.65%	.65%	.64%
Net investment income (loss)	1.20% A	1.03%	1.06%	1.33%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,389,688	$ 6,113,440	$ 7,160,125	$ 7,405,228	$ 6,240,871	$ 12,371,009
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.95	$ 23.81	$ 20.55	$ 15.33	$ 27.80	$ 31.38
Income from Investment Operations
Net investment income (loss) E	.14	.22	.20	.21	.21	.30
Net realized and unrealized gain (loss)	2.01	(.85)	3.31	5.25	(11.83)	5.16
Total from investment operations	2.15	(.63)	3.51	5.46	(11.62)	5.46
Distributions from net investment income	-	(.23)	(.24)	(.23)	(.20)	(.29)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.23)	(.25)	(.24) J	(.85)	(9.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.10	$ 22.95	$ 23.81	$ 20.55	$ 15.33	$ 27.80
Total Return B,C,D	9.37%	(2.64)%	17.11%	35.66%	(42.61)%	17.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.75%	.75%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.74% A	.74%	.75%	.77%	.76%	.75%
Expenses net of all reductions	.74% A	.73%	.73%	.75%	.75%	.74%
Net investment income (loss)	1.10% A	.93%	.96%	1.23%	.97%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,345,634	$ 1,277,101	$ 1,379,305	$ 1,784,820	$ 1,497,734	$ 3,008,644
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.64	$ 23.49	$ 20.29	$ 15.14	$ 27.46	$ 31.11
Income from Investment Operations
Net investment income (loss) E	.12	.18	.17	.18	.18	.25
Net realized and unrealized gain (loss)	1.98	(.84)	3.26	5.18	(11.67)	5.11
Total from investment operations	2.10	(.66)	3.43	5.36	(11.49)	5.36
Distributions from net investment income	-	(.19)	(.22)	(.21)	(.18)	(.26)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.19)	(.23)	(.21) J	(.83)	(9.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.74	$ 22.64	$ 23.49	$ 20.29	$ 15.14	$ 27.46
Total Return B,C,D	9.28%	(2.78)%	16.93%	35.47%	(42.69)%	17.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.90%	.92%	.91%	.90%
Expenses net of fee waivers, if any	.89% A	.89%	.90%	.92%	.91%	.90%
Expenses net of all reductions	.89% A	.88%	.88%	.90%	.90%	.89%
Net investment income (loss)	.95% A	.78%	.81%	1.08%	.82%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,611,380	$ 6,980,191	$ 7,627,793	$ 7,577,737	$ 6,187,985	$ 9,339,663
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.60	$ 23.44	$ 20.24	$ 15.10	$ 27.35	$ 31.02
Income from Investment Operations
Net investment income (loss) E	.12	.18	.17	.18	.18	.25
Net realized and unrealized gain (loss)	1.98	(.84)	3.25	5.17	(11.62)	5.09
Total from investment operations	2.10	(.66)	3.42	5.35	(11.44)	5.34
Distributions from net investment income	-	(.18)	(.21)	(.20)	(.16)	(.26)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.18)	(.22)	(.21)J	(.81)	(9.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.70	$ 22.60	$ 23.44	$ 20.24	$ 15.10	$ 27.35
Total Return B,C,D	9.29%	(2.79)%	16.94%	35.46%	(42.69)%	17.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.90%	.92%	.91%	.90%
Expenses net of fee waivers, if any	.89% A	.89%	.90%	.92%	.91%	.90%
Expenses net of all reductions	.89% A	.88%	.88%	.90%	.90%	.89%
Net investment income (loss)	.95% A	.78%	.81%	1.08%	.82%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,908	$ 8,042	$ 10,942	$ 13,285	$ 13,585	$ 35,606
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.94	$ 23.80	$ 20.56	$ 15.34	$ 27.82	$ 31.41
Income from Investment Operations
Net investment income (loss) E	.14	.23	.21	.21	.21	.30
Net realized and unrealized gain (loss)	2.02	(.86)	3.30	5.25	(11.83)	5.16
Total from investment operations	2.16	(.63)	3.51	5.46	(11.62)	5.46
Distributions from net investment income	-	(.23)	(.26)	(.24)	(.21)	(.30)
Distributions from net realized gain	-	-	(.01)	(.01)	(.65)	(8.75)
Total distributions	-	(.23)	(.27)	(.24) J	(.86)	(9.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.10	$ 22.94	$ 23.80	$ 20.56	$ 15.34	$ 27.82
Total Return B,C,D	9.42%	(2.62)%	17.10%	35.66%	(42.60)%	17.47%
Ratios to Average Net Assets F,H
Expenses before reductions	.73% A	.73%	.74%	.77%	.75%	.76%
Expenses net of fee waivers, if any	.73% A	.73%	.73%	.77%	.75%	.76%
Expenses net of all reductions	.72% A	.71%	.72%	.75%	.74%	.75%
Net investment income (loss)	1.12% A	.94%	.98%	1.23%	.98%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 657,299	$ 577,021	$ 570,841	$ 457,476	$ 324,919	$ 532,268
Portfolio turnover rate G	91% A	135%	117%	145%	172%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy .

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnership, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,914,648,194
Gross unrealized depreciation	(680,498,305)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,234,149,889

Tax cost	$ 13,989,400,956

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (854,185,637)
2017	(2,334,998,928)
Total capital loss carryforward	$ (3,189,184,565)

Trading (Redemption) Fees. Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,821,222 and a change in net unrealized appreciation (depreciation) of $2,301,989 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,157,745,837 and $7,480,918,873, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 680,432
Service Class 2	9,559,122
Service Class 2 R	11,418
$ 10,250,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,288,072
Service Class	481,631
Service Class 2	2,696,035
Service Class 2R	3,208
Investor Class	495,328
$ 5,964,274

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $248,058 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,299 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,176,991. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,129,225, including $34,517 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $410,555 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $79.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 65,616,073
Service Class	-	12,220,263
Service Class 2	-	58,305,804
Service Class 2R	-	65,304
Investor Class	-	5,733,099
Total	$ -	$ 141,940,543

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	4,077,866	8,887,647	$ 101,523,723	$ 215,181,582
Reinvestment of distributions	-	2,941,106	-	65,616,073
Shares redeemed	(15,980,797)	(46,079,138)	(398,647,463)	(1,098,879,687)
Net increase (decrease)	(11,902,931)	(34,250,385)	$ (297,123,740)	$ (818,082,032)
Service Class
Shares sold	2,396,767	5,960,533	$ 59,691,142	$ 142,199,635
Reinvestment of distributions	-	549,472	-	12,220,263
Shares redeemed	(4,433,327)	(8,798,344)	(111,375,922)	(211,519,636)
Net increase (decrease)	(2,036,560)	(2,288,339)	$ (51,684,780)	$ (57,099,738)
Service Class 2
Shares sold	22,436,202	28,618,316	$ 543,485,488	$ 674,963,970
Reinvestment of distributions	-	2,657,512	-	58,305,804
Shares redeemed	(23,125,922)	(47,724,451)	(569,514,280)	(1,123,942,590)
Net increase (decrease)	(689,720)	(16,448,623)	$ (26,028,792)	$ (390,672,816)
Service Class 2R
Shares sold	61,957	57,708	$ 1,482,968	$ 1,412,478
Reinvestment of distributions	-	2,982	-	65,304
Shares redeemed	(57,128)	(171,761)	(1,393,997)	(4,029,960)
Net increase (decrease)	4,829	(111,071)	$ 88,971	$ (2,552,178)
Investor Class
Shares sold	1,732,876	3,165,850	$ 43,347,297	$ 76,274,096
Reinvestment of distributions	-	257,783	-	5,733,099
Shares redeemed	(690,123)	(2,256,234)	(17,078,251)	(53,079,435)
Net increase (decrease)	1,042,753	1,167,399	$ 26,269,046	$ 28,927,760

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0812
1.833452.106

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.90%
Actual		$ 1,000.00	$ 1,080.90	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.52
Service Class	.98%
Actual		$ 1,000.00	$ 1,080.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.99	$ 4.92
Service Class 2	1.20%
Actual		$ 1,000.00	$ 1,078.90	$ 6.20
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Investor Class	.97%
Actual		$ 1,000.00	$ 1,080.10	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.04	$ 4.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Technology, Inc.	0.7	0.6
Extra Space Storage, Inc.	0.7	0.3
Nu Skin Enterprises, Inc. Class A	0.7	0.7
MFA Financial, Inc.	0.7	0.6
Alaska Air Group, Inc.	0.7	0.8
Cleco Corp.	0.7	0.7
Fair Isaac Corp.	0.7	0.7
Harris Teeter Supermarkets, Inc.	0.7	0.0
Western Refining, Inc.	0.7	0.4
Maximus, Inc.	0.7	0.6
	7.0
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	19.9
Information Technology	15.6	16.5
Consumer Discretionary	14.8	14.4
Industrials	14.4	13.9
Health Care	12.4	11.0
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks and Equity Futures 99.7%		Stocks and Equity Futures 100.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.0%
* Foreign investments	3.4%	** Foreign investments	3.1%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
Dana Holding Corp.	26,297	$ 336,865
Standard Motor Products, Inc.	5,678	79,946
		416,811
Distributors - 0.4%
Core-Mark Holding Co., Inc.	755	36,346
VOXX International Corp. (a)	25,490	237,567
		273,913
Diversified Consumer Services - 0.2%
Lincoln Educational Services Corp.	17,828	115,882
Hotels, Restaurants & Leisure - 4.1%
AFC Enterprises, Inc. (a)	1,779	41,166
Ameristar Casinos, Inc.	17,317	307,723
Benihana, Inc.	6,763	108,952
Biglari Holdings, Inc. (a)	470	181,603
Bob Evans Farms, Inc.	11,689	469,898
Carrols Restaurant Group, Inc. (a)	3,229	19,180
CEC Entertainment, Inc.	1,400	50,918
Churchill Downs, Inc.	2,070	121,695
Cracker Barrel Old Country Store, Inc.	4,761	298,991
DineEquity, Inc. (a)	1,625	72,540
Einstein Noah Restaurant Group, Inc.	2,898	50,889
Fiesta Restaurant Group, Inc. (a)	6,236	82,502
Interval Leisure Group, Inc.	2,484	47,221
Multimedia Games Holdng Co., Inc. (a)	19,227	269,178
Papa John's International, Inc. (a)	9,017	428,939
Ruth's Hospitality Group, Inc. (a)	6,541	43,171
Scientific Games Corp. Class A (a)	16,479	140,895
Shuffle Master, Inc. (a)	1,453	20,051
Sonic Corp. (a)	37,629	377,043
Texas Roadhouse, Inc. Class A	7,867	144,989
The Cheesecake Factory, Inc. (a)	1,191	38,064
Town Sports International Holdings, Inc. (a)	2,866	38,089
		3,353,697
Household Durables - 0.9%
American Greetings Corp. Class A	23	336
Blyth, Inc.	6,100	210,816
Helen of Troy Ltd. (a)	3,499	118,581
Libbey, Inc. (a)	5,417	83,259
Tupperware Brands Corp.	6,327	346,467
		759,459
Internet & Catalog Retail - 0.3%
HSN, Inc.	4,554	183,754
Orbitz Worldwide, Inc. (a)	17,046	62,218
PetMed Express, Inc.	1,492	18,143
		264,115
Leisure Equipment & Products - 3.1%
Arctic Cat, Inc. (a)	11,489	420,038
Brunswick Corp.	21,818	484,796

	Shares	Value
Leapfrog Enterprises, Inc. Class A (a)	39,177	$ 401,956
Polaris Industries, Inc.	5,639	403,076
Smith & Wesson Holding Corp. (a)(d)	57,434	477,277
Steinway Musical Instruments, Inc. (a)	642	15,729
Sturm, Ruger & Co., Inc. (d)	8,250	331,238
		2,534,110
Media - 0.7%
Arbitron, Inc.	2,622	91,770
Cinemark Holdings, Inc.	8,902	203,411
Global Sources Ltd. (a)	36,571	241,369
Valassis Communications, Inc. (a)	3	65
World Wrestling Entertainment, Inc. Class A	6,416	50,173
		586,788
Specialty Retail - 4.2%
Aeropostale, Inc. (a)	16,712	297,975
ANN, Inc. (a)	16,281	415,003
Ascena Retail Group, Inc. (a)	13,518	251,705
Barnes & Noble, Inc. (a)	43	708
Big 5 Sporting Goods Corp.	1,088	8,225
Conn's, Inc. (a)(d)	4,437	65,668
Destination Maternity Corp.	2,346	50,674
Express, Inc. (a)	17,523	318,393
Finish Line, Inc. Class A	6,667	139,407
Group 1 Automotive, Inc.	969	44,196
Kirkland's, Inc. (a)	429	4,826
Pier 1 Imports, Inc.	12,029	197,636
Rent-A-Center, Inc.	15,698	529,651
Select Comfort Corp. (a)	17,976	376,058
Shoe Carnival, Inc.	2,347	50,437
The Cato Corp. Class A (sub. vtg.)	12,221	372,252
Tractor Supply Co.	3,069	254,911
		3,377,725
Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	13,247	331,440
TOTAL CONSUMER DISCRETIONARY		12,013,940
CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,346	86,521
Food & Staples Retailing - 1.6%
Andersons, Inc.	3,933	167,782
Casey's General Stores, Inc.	1,036	61,114
Harris Teeter Supermarkets, Inc.	13,356	547,462
Ingles Markets, Inc. Class A	500	8,015
Rite Aid Corp. (a)	163,508	228,911
Roundy's, Inc. (d)	18,147	185,281
Spartan Stores, Inc.	237	4,297
Susser Holdings Corp. (a)	2,133	79,284
The Pantry, Inc. (a)	1,118	16,435
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	1	$ 33
Weis Markets, Inc.	552	24,575
		1,323,189
Food Products - 1.3%
B&G Foods, Inc. Class A	13,769	366,255
Cal-Maine Foods, Inc.	1,104	43,166
Darling International, Inc. (a)	430	7,091
Fresh Del Monte Produce, Inc.	17,556	412,039
Pilgrims Pride Corp. (d)	8,008	57,257
Seneca Foods Corp. Class A (a)	458	12,320
Smart Balance, Inc. (a)	16,620	156,062
		1,054,190
Household Products - 0.1%
WD-40 Co.	1,035	51,553
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	3,659	142,006
Nature's Sunshine Products, Inc.	3,096	46,750
Nu Skin Enterprises, Inc. Class A	12,590	590,471
Nutraceutical International Corp. (a)	600	9,150
Schiff Nutrition International, Inc. (a)	190	3,411
		791,788
TOTAL CONSUMER STAPLES		3,307,241
ENERGY - 3.9%
Energy Equipment & Services - 1.4%
Bristow Group, Inc.	1,102	44,818
Gulf Island Fabrication, Inc.	3,290	92,811
Helix Energy Solutions Group, Inc. (a)	29,988	492,103
Hercules Offshore, Inc. (a)	3,670	12,992
OYO Geospace Corp. (a)	2,632	236,854
RigNet, Inc. (a)	7,312	127,156
Superior Energy Services, Inc. (a)	2,113	42,746
Tesco Corp. (a)	11,020	132,240
		1,181,720
Oil, Gas & Consumable Fuels - 2.5%
Alon USA Energy, Inc.	32,249	272,827
Callon Petroleum Co. (a)	8,392	35,750
CAMAC Energy, Inc. (a)	1,306	823
Crosstex Energy, Inc.	13,511	189,154
CVR Energy, Inc. (a)	4,620	122,800
Delek US Holdings, Inc.	1,387	24,397
DHT Holdings, Inc.	21,956	13,709
Rex American Resources Corp. (a)	5,591	109,136
Targa Resources Corp.	2,700	115,290
Teekay Tankers Ltd. (d)	25,545	116,485
VAALCO Energy, Inc. (a)	51,719	446,335

	Shares	Value
Warren Resources, Inc. (a)	15,879	$ 38,110
Western Refining, Inc.	24,532	546,328
		2,031,144
TOTAL ENERGY		3,212,864
FINANCIALS - 22.5%
Capital Markets - 1.2%
American Capital Ltd. (a)	47,031	473,602
Arlington Asset Investment Corp.	282	6,122
Calamos Asset Management, Inc. Class A	4,297	49,201
Duff & Phelps Corp. Class A	5,364	77,778
Kohlberg Capital Corp. (d)	7,037	51,089
Medallion Financial Corp.	1,963	20,847
Prospect Capital Corp.	165	1,879
SWS Group, Inc.	1,449	7,723
TICC Capital Corp.	15,241	147,838
Triangle Capital Corp.	5,178	117,955
		954,034
Commercial Banks - 6.3%
1st Source Corp.	1,241	28,047
Alliance Financial Corp.	1,836	63,048
American National Bankshares, Inc.	2,172	51,172
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	20,620	441,887
BancorpSouth, Inc.	8,693	126,222
Bank of Marin Bancorp	1,486	54,997
Bank of the Ozarks, Inc.	9,520	286,362
Banner Bank	20,547	450,185
BBCN Bancorp, Inc. (a)	2,976	32,409
Boston Private Financial Holdings, Inc.	567	5,063
Cathay General Bancorp	2,069	34,159
Central Pacific Financial Corp. (a)	7,697	108,682
Citizens & Northern Corp.	3,574	68,085
Eagle Bancorp, Inc., Maryland (a)	4,219	66,449
First Community Bancshares, Inc.	649	9,365
First Interstate Bancsystem, Inc.	1,192	16,974
First Merchants Corp.	17,375	216,493
FirstMerit Corp.	10,832	178,945
Hanmi Financial Corp. (a)	35,638	373,486
International Bancshares Corp.	1,793	34,999
MainSource Financial Group, Inc.	2,696	31,894
MB Financial, Inc.	7,865	169,412
Merchants Bancshares, Inc.	8,818	242,936
National Penn Bancshares, Inc.	5,561	53,219
Old National Bancorp, Indiana	14,049	168,728
PacWest Bancorp	3,409	80,691
Park Sterling Corp. (a)	1,480	6,971
Peoples Bancorp, Inc.	2,413	53,038
PrivateBancorp, Inc.	18,944	279,613
Republic Bancorp, Inc., Kentucky Class A	10,652	237,007
SCBT Financial Corp.	406	14,312
Southside Bancshares, Inc.	1,212	27,246
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southwest Bancorp, Inc., Oklahoma (a)	358	$ 3,369
State Bank Financial Corp. (a)	5,809	88,064
Susquehanna Bancshares, Inc.	49,213	506,894
Tompkins Financial Corp.	12	452
UMB Financial Corp.	1,932	98,976
United Community Banks, Inc., Georgia (a)	483	4,139
Washington Banking Co., Oak Harbor	381	5,296
Washington Trust Bancorp, Inc.	4,703	114,659
WesBanco, Inc.	6,583	139,955
Wilshire Bancorp, Inc. (a)	28,348	155,347
		5,129,247
Consumer Finance - 1.4%
Cash America International, Inc.	3,095	136,304
Credit Acceptance Corp. (a)	3,382	285,542
EZCORP, Inc. (non-vtg.) Class A (a)	11,136	261,251
Nelnet, Inc. Class A	19,586	450,478
Nicholas Financial, Inc.	172	2,205
		1,135,780
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	12,077	321,731
PHH Corp. (a)	9,048	158,159
Vector Capital Corp. rights (a)	5,673	0
		479,890
Insurance - 1.8%
Amerisafe, Inc. (a)	759	19,696
FBL Financial Group, Inc. Class A	10,511	294,413
First American Financial Corp.	8,675	147,128
Horace Mann Educators Corp.	13,677	239,074
Maiden Holdings Ltd.	31,117	270,096
Montpelier Re Holdings Ltd.	9,458	201,361
Primerica, Inc.	4,774	127,609
ProAssurance Corp.	714	63,610
Symetra Financial Corp.	9,535	120,332
United Fire Group, Inc.	449	9,577
		1,492,896
Real Estate Investment Trusts - 10.3%
AG Mortgage Investment Trust, Inc.	19,437	417,701
Alexanders, Inc.	672	289,706
American Capital Mortgage Investment Corp.	18,654	445,458
Anworth Mortgage Asset Corp.	64,636	455,684
Apollo Commercial Real Estate Finance, Inc.	1,242	19,959
Apollo Residential Mortgage, Inc.	20,694	398,980
Capstead Mortgage Corp.	35,474	493,443
CBL & Associates Properties, Inc.	26,250	512,925
Crexus Investment Corp.	34,094	346,736
CubeSmart	11,220	130,937
Dynex Capital, Inc.	13,673	141,926

	Shares	Value
Education Realty Trust, Inc.	10,200	$ 113,016
Extra Space Storage, Inc.	19,574	598,964
First Industrial Realty Trust, Inc. (a)	7,221	91,129
Highwoods Properties, Inc. (SBI)	12,715	427,860
LTC Properties, Inc.	13,249	480,674
MFA Financial, Inc.	73,581	580,554
Mission West Properties, Inc.	8,641	74,485
National Health Investors, Inc.	1,729	88,041
NorthStar Realty Finance Corp.	68,983	360,091
Pennymac Mortgage Investment Trust	21,454	423,287
Potlatch Corp.	2,760	88,154
PS Business Parks, Inc.	6,943	470,180
RLJ Lodging Trust	7,852	142,357
Sabra Health Care REIT, Inc.	10,264	175,617
Saul Centers, Inc.	850	36,440
Starwood Property Trust, Inc.	8,626	183,820
Sunstone Hotel Investors, Inc. (a)	19,350	212,657
Universal Health Realty Income Trust (SBI)	840	34,885
Urstadt Biddle Properties, Inc. Class A	48	949
Winthrop Realty Trust	9,208	111,969
		8,348,584
Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc. (a)	1,960	38,730
Dime Community Bancshares, Inc.	12,509	166,245
Doral Financial Corp. (a)	138,558	207,837
First Financial Holdings, Inc.	1,685	18,063
Flagstar Bancorp, Inc. (a)	13,072	10,980
Flushing Financial Corp.	5,939	80,949
Fox Chase Bancorp, Inc.	3,045	43,970
HomeStreet, Inc.	276	8,829
Kaiser Federal Financial Group, Inc.	3,381	49,971
NASB Financial, Inc. (a)	276	5,479
Oritani Financial Corp.	3,491	50,235
Provident Financial Services, Inc.	4,415	67,770
Walker & Dunlop, Inc. (a)	1,878	24,132
		773,190
TOTAL FINANCIALS		18,313,621
HEALTH CARE - 12.4%
Biotechnology - 3.0%
Affymax, Inc. (a)	225	2,898
Allos Therapeutics, Inc. (a)	26,089	46,699
ARIAD Pharmaceuticals, Inc. (a)	3,516	60,510
Array Biopharma, Inc. (a)	28,839	100,071
Astex Pharmaceuticals, Inc. (a)	70,469	147,280
AVEO Pharmaceuticals, Inc. (a)(d)	7,582	92,197
Cepheid, Inc. (a)	1,330	59,518
Cubist Pharmaceuticals, Inc. (a)	1,481	56,145
DUSA Pharmaceuticals, Inc. (a)	573	2,991
Emergent BioSolutions, Inc. (a)	4,000	60,600
Genomic Health, Inc. (a)	1,412	47,161
Geron Corp. (a)	21,639	37,219
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)	3,312	$ 75,182
Maxygen, Inc. (a)	7,858	46,834
Medivation, Inc. (a)	847	77,416
Momenta Pharmaceuticals, Inc. (a)	9,098	123,005
Nabi Biopharmaceuticals (a)	33,953	53,646
Neurocrine Biosciences, Inc. (a)	4,588	36,291
ONYX Pharmaceuticals, Inc. (a)	1,944	129,179
Osiris Therapeutics, Inc. (a)(d)	4,118	45,174
PDL BioPharma, Inc. (d)	40,649	269,503
Pharmacyclics, Inc. (a)	6,967	380,468
Progenics Pharmaceuticals, Inc. (a)	12,629	123,512
SciClone Pharmaceuticals, Inc. (a)	26,303	184,384
Seattle Genetics, Inc. (a)	552	14,015
Spectrum Pharmaceuticals, Inc. (a)(d)	9,638	149,967
Trius Therapeutics, Inc. (a)	1,791	10,316
		2,432,181
Health Care Equipment & Supplies - 3.4%
Analogic Corp.	4,277	265,174
ArthroCare Corp. (a)	16,513	483,501
Atrion Corp.	31	6,354
Cantel Medical Corp.	5,227	142,436
CONMED Corp.	3,776	104,482
Cyberonics, Inc. (a)	1,586	71,275
Greatbatch, Inc. (a)	11,301	256,646
Haemonetics Corp. (a)	1,129	83,670
Invacare Corp.	11,981	184,867
OraSure Technologies, Inc. (a)	643	7,227
RTI Biologics, Inc. (a)	48,333	181,732
Sirona Dental Systems, Inc. (a)	7,511	338,070
SurModics, Inc. (a)	3,716	64,287
Thoratec Corp. (a)	11,382	382,208
Young Innovations, Inc.	4,990	172,105
		2,744,034
Health Care Providers & Services - 3.7%
Alliance Healthcare Services, Inc. (a)	2,800	2,794
Almost Family, Inc. (a)	316	7,059
Amedisys, Inc. (a)	18,136	225,793
Assisted Living Concepts, Inc. Class A	2,553	36,304
CardioNet, Inc. (a)	1,372	2,785
Centene Corp. (a)	12,814	386,470
Chemed Corp.	2,127	128,556
Chindex International, Inc. (a)	1,367	13,397
Five Star Quality Care, Inc. (a)	59,272	181,965
Magellan Health Services, Inc. (a)	9,623	436,211
Molina Healthcare, Inc. (a)	11,251	263,948
National Healthcare Corp.	1,462	66,126
PharMerica Corp. (a)	1,928	21,054
Providence Service Corp. (a)	8,712	119,442
Select Medical Holdings Corp. (a)	6,090	61,570

	Shares	Value
Skilled Healthcare Group, Inc. (a)	1,061	$ 6,663
Sun Healthcare Group, Inc. (a)	33,185	277,758
Team Health Holdings, Inc. (a)	1,323	31,871
Triple-S Management Corp. (a)	1,729	31,606
Universal American Spin Corp. (a)	19,321	203,450
Wellcare Health Plans, Inc. (a)	9,840	521,520
		3,026,342
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	3,525	201,701
HealthStream, Inc. (a)	3,143	81,718
MedAssets, Inc. (a)	250	3,363
Omnicell, Inc. (a)	18,767	274,749
		561,531
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	36,055	169,098
Cambrex Corp. (a)	759	7,142
Medtox Scientific, Inc. (a)	1,143	30,815
		207,055
Pharmaceuticals - 1.4%
Cornerstone Therapeutics, Inc. (a)	4,638	29,359
Impax Laboratories, Inc. (a)	2,483	50,330
Medicis Pharmaceutical Corp. Class A	6,564	224,161
Obagi Medical Products, Inc. (a)	5,339	81,527
Par Pharmaceutical Companies, Inc. (a)	5,524	199,637
Pozen, Inc. (a)	20,487	127,839
Questcor Pharmaceuticals, Inc. (a)(d)	797	42,432
Salix Pharmaceuticals Ltd. (a)	1,684	91,677
Santarus, Inc. (a)	989	7,012
Transcept Pharmaceuticals, Inc. (a)	41	254
ViroPharma, Inc. (a)	11,725	277,883
		1,132,111
TOTAL HEALTH CARE		10,103,254
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.3%
American Science & Engineering, Inc.	549	30,991
Ceradyne, Inc.	8,956	229,721
Cubic Corp.	5,388	259,055
Curtiss-Wright Corp.	14,567	452,305
Esterline Technologies Corp. (a)	6,925	431,774
Hexcel Corp. (a)	6,157	158,789
LMI Aerospace, Inc. (a)	1,827	31,753
Moog, Inc. Class A (a)	5,812	240,326
		1,834,714
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	3,990	75,930
Airlines - 1.4%
Alaska Air Group, Inc. (a)	16,134	579,211
JetBlue Airways Corp. (a)	36,137	191,526
Republic Airways Holdings, Inc. (a)	4,655	25,835
SkyWest, Inc.	19,025	124,233
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Spirit Airlines, Inc. (a)	1,700	$ 33,082
US Airways Group, Inc. (a)	15,204	202,669
		1,156,556
Building Products - 0.2%
American Woodmark Corp.	1,960	33,516
Apogee Enterprises, Inc.	41	659
Gibraltar Industries, Inc. (a)	8,435	87,555
		121,730
Commercial Services & Supplies - 1.9%
Consolidated Graphics, Inc. (a)	3,380	98,189
Courier Corp.	700	9,275
Encore Capital Group, Inc. (a)	8,091	239,655
Ennis, Inc.	175	2,692
G&K Services, Inc. Class A	12,163	379,364
Intersections, Inc.	9,288	147,215
Steelcase, Inc. Class A	6,840	61,765
Sykes Enterprises, Inc. (a)	1,645	26,254
Tetra Tech, Inc. (a)	6,970	181,778
The Brink's Co.	7,730	179,181
TMS International Corp. (a)	1,607	16,022
Unifirst Corp. Massachusetts	3,557	226,759
		1,568,149
Construction & Engineering - 0.3%
Great Lakes Dredge & Dock Corp.	32,103	228,573
Sterling Construction Co., Inc. (a)	2,570	26,265
		254,838
Electrical Equipment - 0.9%
Brady Corp. Class A	180	4,952
EnerSys (a)	10,686	374,758
Franklin Electric Co., Inc.	6,303	322,272
		701,982
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	690	48,017
Standex International Corp.	1,518	64,621
		112,638
Machinery - 2.3%
Alamo Group, Inc.	760	23,841
Albany International Corp. Class A	3,995	74,746
Ampco-Pittsburgh Corp.	600	10,998
Astec Industries, Inc. (a)	100	3,068
Cascade Corp.	4,616	217,183
CLARCOR, Inc.	3,717	179,011
Hurco Companies, Inc. (a)	1,434	29,383
Kadant, Inc. (a)	12,526	293,735
L.B. Foster Co. Class A	2,213	63,314
NACCO Industries, Inc. Class A	2,011	233,779
Nordson Corp.	7,204	369,493
RBC Bearings, Inc. (a)	3,275	154,908

	Shares	Value
Sauer-Danfoss, Inc.	1,898	$ 66,297
Tennant Co.	3,023	120,769
		1,840,525
Professional Services - 0.8%
Barrett Business Services, Inc.	844	17,842
CDI Corp.	2,000	32,800
CRA International, Inc. (a)	171	2,512
GP Strategies Corp. (a)	870	16,069
ICF International, Inc. (a)	372	8,868
Insperity, Inc.	9,431	255,109
Kelly Services, Inc. Class A (non-vtg.)	9,928	128,170
Navigant Consulting, Inc. (a)	2,175	27,492
On Assignment, Inc. (a)	7,568	120,785
Resources Connection, Inc.	2,553	31,402
TrueBlue, Inc. (a)	1,757	27,198
		668,247
Road & Rail - 1.9%
AMERCO	4,255	382,822
Arkansas Best Corp.	15,917	200,554
Marten Transport Ltd.	2,688	57,147
Quality Distribution, Inc. (a)	3,216	35,665
Saia, Inc. (a)	12,952	283,519
Swift Transporation Co. (a)	39,013	368,673
Universal Truckload Services, Inc.	202	3,055
Werner Enterprises, Inc.	8,754	209,133
		1,540,568
Trading Companies & Distributors - 2.1%
Aceto Corp.	4,971	44,888
Aircastle Ltd.	35,703	430,221
Applied Industrial Technologies, Inc.	12,708	468,290
Beacon Roofing Supply, Inc. (a)	5,499	138,685
DXP Enterprises, Inc. (a)	4,549	188,738
H&E Equipment Services, Inc. (a)	23,071	346,757
Interline Brands, Inc. (a)	1,216	30,485
SeaCube Container Leasing Ltd.	3,073	52,456
		1,700,520
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	8,843	112,571
TOTAL INDUSTRIALS		11,688,968
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.3%
Anaren, Inc. (a)	12,609	247,136
Arris Group, Inc. (a)	10,420	144,942
Black Box Corp.	3,935	112,935
Communications Systems, Inc.	2,754	30,762
Comtech Telecommunications Corp.	8,310	237,500
Emulex Corp. (a)	5,587	40,226
Tessco Technologies, Inc.	9,991	220,302
		1,033,803
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
Cray, Inc. (a)	5,469	$ 66,066
Xyratex Ltd.	25,198	284,989
		351,055
Electronic Equipment & Components - 2.2%
Anixter International, Inc.	6,737	357,398
Benchmark Electronics, Inc. (a)	6,753	94,204
BrightPoint, Inc. (a)	199	1,077
Coherent, Inc. (a)	4,328	187,402
Electro Scientific Industries, Inc.	12,390	146,450
GSI Group, Inc. (a)	1,154	13,225
Insight Enterprises, Inc. (a)	5,581	93,928
Measurement Specialties, Inc. (a)	963	31,307
MTS Systems Corp.	2,190	84,425
Multi-Fineline Electronix, Inc. (a)	1,302	32,081
Newport Corp. (a)	16,960	203,859
OSI Systems, Inc. (a)	1,869	118,382
PC Connection, Inc.	1,300	13,806
Pulse Electronics Corp.	22	43
SYNNEX Corp. (a)	11,671	402,533
Vishay Precision Group, Inc. (a)	2,048	28,570
		1,808,690
Internet Software & Services - 0.5%
Ancestry.com, Inc. (a)(d)	7,591	208,980
Blucora, Inc. (a)	15,105	186,094
Rackspace Hosting, Inc. (a)	41	1,802
		396,876
IT Services - 3.3%
Acxiom Corp. (a)	1,814	27,410
CACI International, Inc. Class A (a)	8,664	476,693
Cardtronics, Inc. (a)	53	1,601
Convergys Corp.	6,003	88,664
CSG Systems International, Inc. (a)	4,360	75,341
EPAM Systems, Inc.	3,933	66,822
Euronet Worldwide, Inc. (a)	1,491	25,526
Global Cash Access Holdings, Inc. (a)	31,561	227,555
Hackett Group, Inc. (a)	2,138	11,909
Heartland Payment Systems, Inc.	15,653	470,842
Jack Henry & Associates, Inc.	2,756	95,137
Maximus, Inc.	10,513	544,048
NCI, Inc. Class A (a)	515	2,086
Teletech Holdings, Inc. (a)	18,149	290,384
TNS, Inc. (a)	2,131	38,230
Unisys Corp. (a)	12,995	254,052
		2,696,300
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	5,451	73,152
DSP Group, Inc. (a)	80	507
Entegris, Inc. (a)	43,725	373,412

	Shares	Value
GT Advanced Technologies, Inc. (a)(d)	22,637	$ 119,523
Kulicke & Soffa Industries, Inc. (a)	37,591	335,312
LTX-Credence Corp. (a)	29,194	195,600
Micrel, Inc.	5,726	54,569
MKS Instruments, Inc.	1,793	51,871
Monolithic Power Systems, Inc. (a)	4,968	98,714
Omnivision Technologies, Inc. (a)	11,791	157,528
Power Integrations, Inc.	2,691	100,374
Tessera Technologies, Inc.	23,335	358,659
Ultra Clean Holdings, Inc. (a)	897	5,768
		1,924,989
Software - 5.5%
ACI Worldwide, Inc. (a)	4,559	201,553
Actuate Corp. (a)	19,089	132,287
Aspen Technology, Inc. (a)	25,924	600,135
CommVault Systems, Inc. (a)	2,256	111,830
Fair Isaac Corp.	13,308	562,662
JDA Software Group, Inc. (a)	8,524	253,078
Manhattan Associates, Inc. (a)	10,546	482,058
Monotype Imaging Holdings, Inc. (a)	27,872	467,413
NetScout Systems, Inc. (a)	8,602	185,717
Opnet Technologies, Inc.	3,541	94,155
Progress Software Corp. (a)	18,811	392,586
QAD, Inc.:
Class A	3,081	43,812
Class B	2,116	28,799
Quest Software, Inc. (a)	4,062	113,127
SeaChange International, Inc. (a)	1,241	10,213
SS&C Technologies Holdings, Inc. (a)	7,544	188,600
TeleCommunication Systems, Inc. Class A (a)	17,377	21,374
TeleNav, Inc. (a)	19,891	121,932
TIBCO Software, Inc. (a)	14,353	429,442
Verint Systems, Inc. (a)	1,162	34,291
		4,475,064
TOTAL INFORMATION TECHNOLOGY		12,686,777
MATERIALS - 5.7%
Chemicals - 2.7%
American Vanguard Corp.	5,435	144,517
Ferro Corp. (a)	565	2,712
FutureFuel Corp.	1,185	12,454
Georgia Gulf Corp.	2,241	57,526
H.B. Fuller Co.	17,434	535,224
Innospec, Inc. (a)	6,373	188,705
LSB Industries, Inc. (a)	6,841	211,455
Minerals Technologies, Inc.	1,800	114,804
OM Group, Inc. (a)	502	9,538
Rockwood Holdings, Inc.	7,557	335,153
Sensient Technologies Corp.	2,487	91,348
TPC Group, Inc. (a)	9,705	358,600
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tredegar Corp.	860	$ 12,522
W.R. Grace & Co. (a)	2,842	143,379
		2,217,937
Construction Materials - 0.1%
Eagle Materials, Inc.	1,517	56,645
Headwaters, Inc. (a)	7,032	36,215
		92,860
Containers & Packaging - 0.7%
Boise, Inc.	33,273	218,936
Myers Industries, Inc.	18,709	321,046
		539,982
Metals & Mining - 0.9%
Coeur d'Alene Mines Corp. (a)	3,516	61,741
Golden Star Resources Ltd. (a)(d)	17,585	20,381
Hecla Mining Co. (d)	60,372	286,767
Noranda Aluminium Holding Corp.	10,019	79,751
Worthington Industries, Inc.	14,946	305,945
		754,585
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	13,465	383,618
Domtar Corp.	4,403	337,754
Glatfelter	6,303	103,180
Kapstone Paper & Packaging Corp. (a)	4,303	68,203
Neenah Paper, Inc.	6,413	171,163
		1,063,918
TOTAL MATERIALS		4,669,282
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
HickoryTech Corp.	1,345	14,943
IDT Corp. Class B	383	3,757
inContact, Inc. (a)	197	987
Neutral Tandem, Inc. (a)	966	12,732
Premiere Global Services, Inc. (a)	3,930	32,973
Vonage Holdings Corp. (a)	100,945	202,899
		268,291
Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.	966	18,209
TOTAL TELECOMMUNICATION SERVICES		286,500
UTILITIES - 3.4%
Electric Utilities - 2.5%
Cleco Corp.	13,672	571,900
El Paso Electric Co.	14,637	485,363
Empire District Electric Co.	1,994	42,073
IDACORP, Inc.	1,404	59,080
PNM Resources, Inc.	5,797	113,273

	Shares	Value
Portland General Electric Co.	19,505	$ 520,003
Unitil Corp.	1,380	36,570
UNS Energy Corp.	5,037	193,471
		2,021,733
Gas Utilities - 0.1%
Chesapeake Utilities Corp.	19	831
Southwest Gas Corp.	2,007	87,606
		88,437
Multi-Utilities - 0.6%
Avista Corp.	3,166	84,532
NorthWestern Energy Corp.	11,546	423,738
		508,270
Water Utilities - 0.2%
American States Water Co.	2,829	111,972
California Water Service Group	600	11,082
Consolidated Water Co., Inc.	785	6,508
		129,562
TOTAL UTILITIES		2,748,002
TOTAL COMMON STOCKS (Cost $74,377,908)		79,030,449
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 7/19/12 (e) (Cost $499,974)	$ 500,000	499,991
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,145,649	1,145,649
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,312,975	2,312,975
TOTAL MONEY MARKET FUNDS (Cost $3,458,624)		3,458,624
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $78,336,506)		82,989,064
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,592,998)
NET ASSETS - 100%		$ 81,396,066
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
27 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	$ 2,147,580	$ 77,469

The face value of futures purchased as a percentage of net assets is 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,831
Fidelity Securities Lending Cash Central Fund	24,010
Total	$ 25,841
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,013,940	$ 12,013,940	$ -	$ -
Consumer Staples	3,307,241	3,307,241	-	-
Energy	3,212,864	3,212,864	-	-
Financials	18,313,621	18,313,621	-	-
Health Care	10,103,254	10,103,254	-	-
Industrials	11,688,968	11,688,968	-	-
Information Technology	12,686,777	12,686,777	-	-
Materials	4,669,282	4,669,282	-	-
Telecommunication Services	286,500	286,500	-	-
Utilities	2,748,002	2,748,002	-	-
U.S. Government and Government Agency Obligations	499,991	-	499,991	-
Money Market Funds	3,458,624	3,458,624	-	-
Total Investments in Securities:	$ 82,989,064	$ 82,489,073	$ 499,991	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 77,469	$ 77,469	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 77,469	$ -
Total Value of Derivatives	$ 77,469	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,268,991) - See accompanying schedule: Unaffiliated issuers (cost $74,877,882)	$ 79,530,440
Fidelity Central Funds (cost $3,458,624)	3,458,624
Total Investments (cost $78,336,506)		$ 82,989,064
Cash		12,726
Receivable for investments sold		393,932
Receivable for fund shares sold		235,527
Dividends receivable		132,008
Distributions receivable from Fidelity Central Funds		2,626
Receivable for daily variation margin on futures contracts		63,451
Other receivables		380
Total assets		83,829,714

Liabilities
Payable for fund shares redeemed	35,730
Accrued management fee	46,536
Distribution and service plan fees payable	600
Other affiliated payables	12,567
Other payables and accrued expenses	25,240
Collateral on securities loaned, at value	2,312,975
Total liabilities		2,433,648

Net Assets		$ 81,396,066
Net Assets consist of:
Paid in capital		$ 74,592,539
Undistributed net investment income		413,710
Accumulated undistributed net realized gain (loss) on investments		1,659,790
Net unrealized appreciation (depreciation) on investments		4,730,027
Net Assets		$ 81,396,066

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($19,120,220 ÷ 1,618,153 shares)	$ 11.82

Service Class: Net Asset Value, offering price and redemption price per share ($253,363 ÷ 21,406 shares)	$ 11.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,840,827 ÷ 155,800 shares)	$ 11.82

Investor Class: Net Asset Value, offering price and redemption price per share ($60,181,656 ÷ 5,105,882 shares)	$ 11.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 809,142
Interest		194
Income from Fidelity Central Funds		25,841
Total income		835,177

Expenses
Management fee	$ 298,540
Transfer agent fees	59,223
Distribution and service plan fees	3,697
Accounting and security lending fees	16,648
Custodian fees and expenses	4,396
Independent trustees' compensation	268
Audit	23,085
Legal	178
Miscellaneous	430
Total expenses before reductions	406,465
Expense reductions	(3)	406,462
Net investment income (loss)		428,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,690,037
Futures contracts	51,707
Total net realized gain (loss)		1,741,744
Change in net unrealized appreciation (depreciation) on: Investment securities	3,602,911
Futures contracts	61,299
Total change in net unrealized appreciation (depreciation)		3,664,210
Net gain (loss)		5,405,954
Net increase (decrease) in net assets resulting from operations		$ 5,834,669

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 428,715	$ 328,759
Net realized gain (loss)	1,741,744	8,584,115
Change in net unrealized appreciation (depreciation)	3,664,210	(11,127,389)
Net increase (decrease) in net assets resulting from operations	5,834,669	(2,214,515)
Distributions to shareholders from net investment income	(7,032)	(345,088)
Distributions to shareholders from net realized gain	(28,127)	-
Total distributions	(35,159)	(345,088)
Share transactions - net increase (decrease)	(302,051)	6,046,479
Total increase (decrease) in net assets	5,497,459	3,486,876

Net Assets
Beginning of period	75,898,607	72,411,731
End of period (including undistributed net investment income of $413,710 and distributions in excess of net investment income of $7,973, respectively)	$ 81,396,066	$ 75,898,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 11.15	$ 8.91	$ 7.32	$ 11.17	$ 11.56
Income from Investment Operations
Net investment income (loss) E	.06	.05	.04	.04	.07	.05
Net realized and unrealized gain (loss)	.83	(.20)	2.24	1.59	(3.84)	(.32)
Total from investment operations	.89	(.15)	2.28	1.63	(3.77)	(.27)
Distributions from net investment income	- I	(.06)	(.04)	(.04)	(.08)	(.06)
Distributions from net realized gain	- I	-	-	-	-	(.07)
Total distributions	(.01) J	(.06)	(.04)	(.04)	(.08)	(.12) K
Net asset value, end of period	$ 11.82	$ 10.94	$ 11.15	$ 8.91	$ 7.32	$ 11.17
Total Return B, C, D	8.09%	(1.36)%	25.54%	22.28%	(33.72)%	(2.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.91%	.95%	1.05%	1.04%	1.01%
Expenses net of fee waivers, if any	.90% A	.91%	.94%	1.00%	1.00%	1.00%
Expenses net of all reductions	.90% A	.91%	.94%	1.00%	1.00%	1.00%
Net investment income (loss)	1.08% A	.47%	.41%	.56%	.71%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,120	$ 19,809	$ 19,742	$ 13,864	$ 8,381	$ 11,668
Portfolio turnover rate G	65% A	90%	71%	81%	87%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.004 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.065 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 11.16	$ 8.92	$ 7.33	$ 11.17	$ 11.56
Income from Investment Operations
Net investment income (loss) E	.06	.04	.03	.03	.06	.04
Net realized and unrealized gain (loss)	.83	(.20)	2.23	1.58	(3.84)	(.31)
Total from investment operations	.89	(.16)	2.26	1.61	(3.78)	(.27)
Distributions from net investment income	- I	(.04)	(.02)	(.02)	(.06)	(.05)
Distributions from net realized gain	- I	-	-	-	-	(.07)
Total distributions	(.01) J	(.04)	(.02)	(.02)	(.06)	(.12) K
Net asset value, end of period	$ 11.84	$ 10.96	$ 11.16	$ 8.92	$ 7.33	$ 11.17
Total Return B, C, D	8.07%	(1.41)%	25.35%	22.03%	(33.79)%	(2.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	1.01%	1.04%	1.10%	1.10%	1.09%
Expenses net of fee waivers, if any	.98% A	1.01%	1.04%	1.10%	1.10%	1.09%
Expenses net of all reductions	.98% A	1.01%	1.04%	1.10%	1.10%	1.08%
Net investment income (loss)	.99% A	.38%	.32%	.46%	.61%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 253	$ 235	$ 327	$ 426	$ 631	$ 1,411
Portfolio turnover rate G	65% A	90%	71%	81%	87%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.004 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 11.15	$ 8.92	$ 7.33	$ 11.15	$ 11.55
Income from Investment Operations
Net investment income (loss) E	.05	.02	.01	.02	.04	.02
Net realized and unrealized gain (loss)	.82	(.20)	2.23	1.59	(3.82)	(.32)
Total from investment operations	.87	(.18)	2.24	1.61	(3.78)	(.30)
Distributions from net investment income	- I	(.01)	(.01)	(.02)	(.04)	(.04)
Distributions from net realized gain	- I	-	-	-	-	(.07)
Total distributions	(.01) J	(.01)	(.01)	(.02)	(.04)	(.10) K
Net asset value, end of period	$ 11.82	$ 10.96	$ 11.15	$ 8.92	$ 7.33	$ 11.15
Total Return B, C, D	7.89%	(1.58)%	25.07%	21.94%	(33.91)%	(2.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.26%	1.28%	1.41%	1.32%	1.24%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.25%	1.25%	1.25%	1.24%
Expenses net of all reductions	1.20% A	1.25%	1.25%	1.25%	1.25%	1.24%
Net investment income (loss)	.77% A	.14%	.11%	.31%	.46%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,841	$ 1,656	$ 2,513	$ 1,535	$ 1,494	$ 4,143
Portfolio turnover rate G	65% A	90%	71%	81%	87%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.004 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.065 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.12	$ 8.89	$ 7.31	$ 11.15	$ 11.55
Income from Investment Operations
Net investment income (loss) E	.06	.04	.03	.04	.06	.04
Net realized and unrealized gain (loss)	.82	(.19)	2.23	1.57	(3.83)	(.32)
Total from investment operations	.88	(.15)	2.26	1.61	(3.77)	(.28)
Distributions from net investment income	- I	(.05)	(.03)	(.03)	(.07)	(.05)
Distributions from net realized gain	- I	-	-	-	-	(.07)
Total distributions	(.01) J	(.05)	(.03)	(.03)	(.07)	(.12) K
Net asset value, end of period	$ 11.79	$ 10.92	$ 11.12	$ 8.89	$ 7.31	$ 11.15
Total Return B, C, D	8.01%	(1.35)%	25.44%	22.09%	(33.77)%	(2.50)%
Ratios to Average Net Assets F, H
Expenses before reductions	.97% A	.99%	1.02%	1.12%	1.10%	1.10%
Expenses net of fee waivers, if any	.97% A	.98%	1.01%	1.08%	1.08%	1.10%
Expenses net of all reductions	.97% A	.98%	1.01%	1.08%	1.08%	1.10%
Net investment income (loss)	1.01% A	.40%	.34%	.48%	.63%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,182	$ 54,198	$ 49,830	$ 26,426	$ 16,331	$ 21,872
Portfolio turnover rate G	65% A	90%	71%	81%	87%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.004 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,547,829
Gross unrealized depreciation	(5,966,296)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,581,533

Tax cost	$ 78,407,531

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $51,707 and a change in net unrealized appreciation (depreciation) of $61,299 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,632,241 and $26,354,969, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 127
Service Class 2	3,570
$ 3,697

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 8,822
Service Class	90
Service Class 2	2,020
Investor Class	48,291
$ 59,223

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $119 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,010. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 1,817	$ 102,021
Service Class	21	895
Service Class 2	137	1,949
Investor Class	5,057	240,223
Total	$ 7,032	$ 345,088
From net realized gain
Initial Class	$ 7,267	$ -
Service Class	86	-
Service Class 2	547	-
Investor Class	20,227	-
Total	$ 28,127	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	198,869	799,889	$ 2,366,019	$ 9,258,309
Reinvestment of distributions	739	9,535	9,084	102,021
Shares redeemed	(392,050)	(770,169)	(4,643,109)	(8,596,529)
Net increase (decrease)	(192,442)	39,255	$ (2,268,006)	$ 763,801
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	84	107	895
Shares redeemed	-	(7,941)	-	(86,551)
Net increase (decrease)	9	(7,857)	$ 107	$ (85,656)
Service Class 2
Shares sold	171,861	112,730	$ 2,096,010	$ 1,294,995
Reinvestment of distributions	55	182	684	1,949
Shares redeemed	(167,287)	(187,048)	(1,922,439)	(2,135,089)
Net increase (decrease)	4,629	(74,136)	$ 174,255	$ (838,145)
Investor Class
Shares sold	831,726	2,193,939	$ 9,904,955	$ 25,259,132
Reinvestment of distributions	2,061	22,493	25,284	240,223
Shares redeemed	(692,147)	(1,732,651)	(8,138,646)	(19,292,876)
Net increase (decrease)	141,640	483,781	$ 1,791,593	$ 6,206,479

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VDSC-SANN-0812
1.821007.106

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.10%
Actual		$ 1,000.00	$ 1,094.50	$ .52
Hypothetical A		$ 1,000.00	$ 1,024.37	$ .50
Service Class	.20%
Actual		$ 1,000.00	$ 1,094.00	$ 1.04
Hypothetical A		$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2.35%
Actual		$ 1,000.00	$ 1,093.10	$ 1.82
Hypothetical A		$ 1,000.00	$ 1,023.12	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	3.2
Exxon Mobil Corp.	3.2	3.5
Microsoft Corp.	1.8	1.7
IBM Corp.	1.8	1.9
General Electric Co.	1.8	1.6
AT&T, Inc.	1.7	1.5
Chevron Corp.	1.7	1.8
Johnson & Johnson	1.5	1.5
Wells Fargo & Co.	1.4	1.2
The Coca-Cola Co.	1.4	1.4
	20.7
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	18.5
Financials	14.3	13.1
Health Care	11.9	11.5
Consumer Staples	11.2	11.2
Consumer Discretionary	10.9	10.4
Energy	10.8	11.9
Industrials	10.4	10.4
Utilities	3.7	3.7
Materials	3.4	3.4
Telecommunication Services	3.2	3.1
Asset Allocation
To match the S&P 500® Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc. (a)(d)	22,444	$ 1,472,102
Johnson Controls, Inc.	133,197	3,690,889
The Goodyear Tire & Rubber Co. (a)	47,919	565,923
		5,728,914
Automobiles - 0.4%
Ford Motor Co.	747,323	7,166,828
Harley-Davidson, Inc.	45,336	2,073,215
		9,240,043
Distributors - 0.1%
Genuine Parts Co. (d)	30,530	1,839,433
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	21,026	760,931
DeVry, Inc.	11,540	357,394
H&R Block, Inc.	57,486	918,626
		2,036,951
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit (d)	88,738	3,041,051
Chipotle Mexican Grill, Inc. (a)(d)	6,208	2,358,730
Darden Restaurants, Inc.	25,193	1,275,522
International Game Technology	57,806	910,445
Marriott International, Inc. Class A (d)	51,854	2,032,677
McDonald's Corp.	199,002	17,617,647
Starbucks Corp.	148,530	7,919,620
Starwood Hotels & Resorts Worldwide, Inc.	38,703	2,052,807
Wyndham Worldwide Corp.	28,572	1,506,887
Wynn Resorts Ltd.	15,549	1,612,742
Yum! Brands, Inc.	90,187	5,809,847
		46,137,975
Household Durables - 0.3%
D.R. Horton, Inc. (d)	54,862	1,008,364
Harman International Industries, Inc. (d)	13,802	546,559
Leggett & Platt, Inc. (d)	27,450	580,019
Lennar Corp. Class A (d)	31,864	984,916
Newell Rubbermaid, Inc.	56,768	1,029,772
PulteGroup, Inc. (a)(d)	66,111	707,388
Whirlpool Corp.	15,128	925,228
		5,782,246
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	70,578	16,116,486
Expedia, Inc.	17,669	849,349
Netflix, Inc. (a)	10,871	744,337
Priceline.com, Inc. (a)	9,750	6,479,070
TripAdvisor, Inc. (a)	18,659	833,871
		25,023,113

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	22,853	$ 774,031
Mattel, Inc. (d)	66,692	2,163,488
		2,937,519
Media - 3.4%
Cablevision Systems Corp. - NY Group Class A (d)	41,939	557,369
CBS Corp. Class B	126,919	4,160,405
Comcast Corp. Class A	527,965	16,879,041
DIRECTV (a)	128,262	6,261,751
Discovery Communications, Inc. (a)(d)	49,925	2,695,950
Gannett Co., Inc.	46,009	677,713
Interpublic Group of Companies, Inc.	86,757	941,313
McGraw-Hill Companies, Inc.	54,771	2,464,695
News Corp. Class A	412,551	9,195,762
Omnicom Group, Inc.	53,386	2,594,560
Scripps Networks Interactive, Inc. Class A	18,152	1,032,123
The Walt Disney Co.	350,003	16,975,146
Time Warner Cable, Inc.	61,193	5,023,945
Time Warner, Inc.	187,971	7,236,884
Viacom, Inc. Class B (non-vtg.)	103,358	4,859,893
Washington Post Co. Class B (d)	940	351,391
		81,907,941
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	12,475	508,855
Dollar Tree, Inc. (a)	45,422	2,443,704
Family Dollar Stores, Inc.	22,859	1,519,666
JCPenney Co., Inc. (d)	28,679	668,507
Kohl's Corp. (d)	46,955	2,135,983
Macy's, Inc.	80,903	2,779,018
Nordstrom, Inc.	31,364	1,558,477
Sears Holdings Corp. (a)(d)	7,503	447,929
Target Corp.	129,478	7,534,325
		19,596,464
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (d)	16,166	551,907
AutoNation, Inc. (a)(d)	8,134	286,968
AutoZone, Inc. (a)	5,218	1,915,893
Bed Bath & Beyond, Inc. (a)	45,525	2,813,445
Best Buy Co., Inc.	54,278	1,137,667
CarMax, Inc. (a)(d)	44,685	1,159,129
GameStop Corp. Class A (d)	25,514	468,437
Gap, Inc.	65,143	1,782,312
Home Depot, Inc.	299,735	15,882,958
Limited Brands, Inc.	47,316	2,012,349
Lowe's Companies, Inc.	230,426	6,553,315
O'Reilly Automotive, Inc. (a)	24,691	2,068,365
Ross Stores, Inc.	44,173	2,759,487
Staples, Inc.	134,954	1,761,150
Tiffany & Co., Inc. (d)	24,816	1,314,007
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	145,094	$ 6,228,885
Urban Outfitters, Inc. (a)(d)	21,835	602,428
		49,298,702
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	56,273	3,290,845
Fossil, Inc. (a)(d)	10,187	779,713
NIKE, Inc. Class B	71,806	6,303,131
Ralph Lauren Corp.	12,708	1,779,882
VF Corp.	16,950	2,261,978
		14,415,549
TOTAL CONSUMER DISCRETIONARY		263,944,850
CONSUMER STAPLES - 11.2%
Beverages - 2.8%
Beam, Inc.	30,861	1,928,504
Brown-Forman Corp. Class B (non-vtg.)	19,466	1,885,282
Coca-Cola Enterprises, Inc.	58,753	1,647,434
Constellation Brands, Inc. Class A (sub. vtg.) (a)	29,810	806,659
Dr Pepper Snapple Group, Inc. (d)	41,481	1,814,794
Molson Coors Brewing Co. Class B	30,778	1,280,673
Monster Beverage Corp. (a)	30,021	2,137,495
PepsiCo, Inc.	306,256	21,640,049
The Coca-Cola Co.	441,761	34,541,293
		67,682,183
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	84,662	8,042,890
CVS Caremark Corp.	250,944	11,726,613
Kroger Co.	109,850	2,547,422
Safeway, Inc.	47,075	854,411
Sysco Corp.	114,705	3,419,356
Wal-Mart Stores, Inc.	337,909	23,559,015
Walgreen Co.	168,944	4,997,364
Whole Foods Market, Inc.	31,992	3,049,477
		58,196,548
Food Products - 1.7%
Archer Daniels Midland Co.	128,953	3,806,693
Campbell Soup Co. (d)	34,652	1,156,684
ConAgra Foods, Inc.	81,337	2,109,068
Dean Foods Co. (a)	36,129	615,277
General Mills, Inc.	126,756	4,885,176
H.J. Heinz Co.	62,641	3,406,418
Hormel Foods Corp.	26,847	816,686
Kellogg Co.	48,299	2,382,590
Kraft Foods, Inc. Class A	347,187	13,408,362
McCormick & Co., Inc. (non-vtg.)	25,965	1,574,777
Mead Johnson Nutrition Co. Class A	39,926	3,214,442
The Hershey Co.	29,781	2,145,125

	Shares	Value
The J.M. Smucker Co.	22,200	$ 1,676,544
Tyson Foods, Inc. Class A	56,548	1,064,799
		42,262,641
Household Products - 2.1%
Clorox Co. (d)	25,470	1,845,556
Colgate-Palmolive Co.	93,455	9,728,666
Kimberly-Clark Corp.	76,785	6,432,279
Procter & Gamble Co.	536,569	32,864,851
		50,871,352
Personal Products - 0.2%
Avon Products, Inc.	84,555	1,370,637
Estee Lauder Companies, Inc. Class A	44,151	2,389,452
		3,760,089
Tobacco - 2.0%
Altria Group, Inc.	398,464	13,766,931
Lorillard, Inc.	25,558	3,372,378
Philip Morris International, Inc.	333,984	29,143,444
Reynolds American, Inc.	64,910	2,912,512
		49,195,265
TOTAL CONSUMER STAPLES		271,968,078
ENERGY - 10.8%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc. (d)	85,863	3,528,969
Cameron International Corp. (a)	48,229	2,059,861
Diamond Offshore Drilling, Inc. (d)	13,612	804,878
FMC Technologies, Inc. (a)(d)	46,822	1,836,827
Halliburton Co.	180,743	5,131,294
Helmerich & Payne, Inc. (d)	21,034	914,558
Nabors Industries Ltd. (a)	56,848	818,611
National Oilwell Varco, Inc.	83,461	5,378,227
Noble Corp. (d)	49,423	1,607,730
Rowan Companies PLC (a)(d)	24,317	786,169
Schlumberger Ltd.	261,137	16,950,403
		39,817,527
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	43,135	375,706
Anadarko Petroleum Corp.	97,825	6,476,015
Apache Corp.	76,533	6,726,485
Cabot Oil & Gas Corp. (d)	41,089	1,618,907
Chesapeake Energy Corp.	129,700	2,412,420
Chevron Corp.	386,389	40,764,040
ConocoPhillips	247,626	13,837,341
CONSOL Energy, Inc. (d)	44,558	1,347,434
Denbury Resources, Inc. (a)	76,495	1,155,839
Devon Energy Corp.	79,190	4,592,228
EOG Resources, Inc.	52,792	4,757,087
EQT Corp.	29,290	1,570,823
Exxon Mobil Corp.	915,689	78,355,508
Hess Corp.	59,536	2,586,839
Kinder Morgan Holding Co. LLC	98,888	3,186,171
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	138,116	$ 3,531,626
Marathon Petroleum Corp.	66,720	2,997,062
Murphy Oil Corp.	38,022	1,912,126
Newfield Exploration Co. (a)	26,398	773,725
Noble Energy, Inc.	34,814	2,952,923
Occidental Petroleum Corp.	158,823	13,622,249
Peabody Energy Corp.	53,340	1,307,897
Phillips 66 (a)	122,441	4,069,939
Pioneer Natural Resources Co. (d)	24,091	2,125,067
QEP Resources, Inc.	34,932	1,046,912
Range Resources Corp.	31,759	1,964,929
Southwestern Energy Co. (a)(d)	68,173	2,176,764
Spectra Energy Corp.	127,819	3,714,420
Sunoco, Inc.	20,737	985,008
Tesoro Corp. (a)	27,480	685,901
Valero Energy Corp.	108,264	2,614,576
Williams Companies, Inc.	122,515	3,530,882
WPX Energy, Inc.	38,913	629,612
		220,404,461
TOTAL ENERGY		260,221,988
FINANCIALS - 14.3%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	42,811	2,237,303
Bank of New York Mellon Corp.	233,558	5,126,598
BlackRock, Inc. Class A	25,094	4,261,463
Charles Schwab Corp.	211,892	2,739,764
E*TRADE Financial Corp. (a)	49,790	400,312
Federated Investors, Inc. Class B (non-vtg.) (d)	18,156	396,709
Franklin Resources, Inc.	27,811	3,086,743
Goldman Sachs Group, Inc.	96,320	9,233,235
Invesco Ltd.	87,771	1,983,625
Legg Mason, Inc.	24,606	648,860
Morgan Stanley	298,212	4,350,913
Northern Trust Corp.	47,222	2,173,156
State Street Corp.	95,677	4,271,021
T. Rowe Price Group, Inc.	49,953	3,145,041
		44,054,743
Commercial Banks - 2.9%
BB&T Corp.	136,808	4,220,527
Comerica, Inc.	38,513	1,182,734
Fifth Third Bancorp	180,166	2,414,224
First Horizon National Corp. (d)	49,477	427,976
Huntington Bancshares, Inc.	169,321	1,083,654
KeyCorp	186,644	1,444,625
M&T Bank Corp.	24,783	2,046,332
PNC Financial Services Group, Inc.	103,547	6,327,757
Regions Financial Corp.	276,582	1,866,929
SunTrust Banks, Inc.	105,384	2,553,454

	Shares	Value
U.S. Bancorp	370,921	$ 11,928,819
Wells Fargo & Co.	1,040,574	34,796,795
Zions Bancorporation (d)	36,070	700,479
		70,994,305
Consumer Finance - 0.9%
American Express Co.	196,074	11,413,468
Capital One Financial Corp.	113,643	6,211,726
Discover Financial Services	103,847	3,591,029
SLM Corp.	95,511	1,500,478
		22,716,701
Diversified Financial Services - 2.9%
Bank of America Corp.	2,110,296	17,262,221
Citigroup, Inc.	574,176	15,738,164
CME Group, Inc.	13,015	3,489,452
IntercontinentalExchange, Inc. (a)	14,246	1,937,171
JPMorgan Chase & Co.	745,423	26,633,964
Leucadia National Corp. (d)	38,794	825,148
Moody's Corp. (d)	38,721	1,415,253
NYSE Euronext	49,738	1,272,298
The NASDAQ Stock Market, Inc.	23,972	543,445
		69,117,116
Insurance - 3.5%
ACE Ltd.	66,323	4,916,524
AFLAC, Inc.	91,571	3,900,009
Allstate Corp.	96,219	3,376,325
American International Group, Inc. (a)	125,232	4,018,695
Aon PLC	63,920	2,990,178
Assurant, Inc.	16,792	585,033
Berkshire Hathaway, Inc. Class B (a)	344,365	28,695,935
Cincinnati Financial Corp. (d)	31,787	1,210,131
Genworth Financial, Inc. Class A (a)	96,246	544,752
Hartford Financial Services Group, Inc.	86,330	1,521,998
Lincoln National Corp.	55,890	1,222,314
Loews Corp.	59,836	2,447,891
Marsh & McLennan Companies, Inc.	106,841	3,443,485
MetLife, Inc.	207,967	6,415,782
Principal Financial Group, Inc. (d)	58,773	1,541,616
Progressive Corp.	119,392	2,486,935
Prudential Financial, Inc.	91,840	4,447,811
The Chubb Corp.	52,862	3,849,411
The Travelers Companies, Inc.	76,182	4,863,459
Torchmark Corp.	19,279	974,553
Unum Group	55,975	1,070,802
XL Group PLC Class A	61,039	1,284,261
		85,807,900
Real Estate Investment Trusts - 2.2%
American Tower Corp.	77,268	5,401,806
Apartment Investment & Management Co. Class A	27,680	748,190
AvalonBay Communities, Inc.	18,672	2,641,715
Boston Properties, Inc.	29,337	3,179,251
Equity Residential (SBI)	58,868	3,671,008
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc. (d)	82,147	$ 3,626,790
Health Care REIT, Inc.	41,870	2,441,021
Host Hotels & Resorts, Inc.	140,677	2,225,510
Kimco Realty Corp.	79,685	1,516,406
Plum Creek Timber Co., Inc.	31,624	1,255,473
Prologis, Inc.	90,155	2,995,851
Public Storage	27,872	4,024,996
Simon Property Group, Inc.	59,353	9,238,888
Ventas, Inc.	56,598	3,572,466
Vornado Realty Trust	36,352	3,052,841
Weyerhaeuser Co.	105,244	2,353,256
		51,945,468
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	64,217	1,050,590
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	103,419	658,779
People's United Financial, Inc.	69,696	809,171
		1,467,950
TOTAL FINANCIALS		347,154,773
HEALTH CARE - 11.9%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	37,615	3,735,170
Amgen, Inc.	152,291	11,123,335
Biogen Idec, Inc. (a)	46,911	6,773,010
Celgene Corp. (a)	86,259	5,534,377
Gilead Sciences, Inc. (a)(d)	148,299	7,604,773
		34,770,665
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	107,818	5,730,527
Becton, Dickinson & Co.	39,693	2,967,052
Boston Scientific Corp. (a)	279,885	1,586,948
C.R. Bard, Inc.	16,435	1,765,776
CareFusion Corp. (a)	43,456	1,115,950
Covidien PLC	94,440	5,052,540
DENTSPLY International, Inc.	27,757	1,049,492
Edwards Lifesciences Corp. (a)(d)	22,441	2,318,155
Intuitive Surgical, Inc. (a)(d)	7,774	4,305,163
Medtronic, Inc.	203,769	7,891,973
St. Jude Medical, Inc.	61,453	2,452,589
Stryker Corp.	63,405	3,493,616
Varian Medical Systems, Inc. (a)(d)	21,835	1,326,913
Zimmer Holdings, Inc.	34,491	2,219,841
		43,276,535
Health Care Providers & Services - 2.0%
Aetna, Inc.	68,028	2,637,446
AmerisourceBergen Corp.	49,112	1,932,557
Cardinal Health, Inc.	67,769	2,846,298
CIGNA Corp.	56,459	2,484,196

	Shares	Value
Coventry Health Care, Inc.	27,975	$ 889,325
DaVita, Inc. (a)(d)	18,411	1,808,144
Express Scripts Holding Co. (a)	157,729	8,806,010
Humana, Inc.	31,954	2,474,518
Laboratory Corp. of America Holdings (a)(d)	18,955	1,755,423
McKesson Corp.	46,096	4,321,500
Patterson Companies, Inc.	17,167	591,746
Quest Diagnostics, Inc.	31,067	1,860,913
Tenet Healthcare Corp. (a)(d)	81,033	424,613
UnitedHealth Group, Inc.	203,154	11,884,509
WellPoint, Inc.	64,783	4,132,508
		48,849,706
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	28,706	2,372,838
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	68,048	2,670,204
Life Technologies Corp. (a)	34,969	1,573,255
PerkinElmer, Inc.	22,301	575,366
Thermo Fisher Scientific, Inc.	71,925	3,733,627
Waters Corp. (a)	17,403	1,383,016
		9,935,468
Pharmaceuticals - 6.2%
Abbott Laboratories	308,102	19,863,336
Allergan, Inc.	60,221	5,574,658
Bristol-Myers Squibb Co.	330,757	11,890,714
Eli Lilly & Co.	199,965	8,580,498
Forest Laboratories, Inc. (a)	52,027	1,820,425
Hospira, Inc. (a)(d)	32,337	1,131,148
Johnson & Johnson (d)	537,796	36,333,498
Merck & Co., Inc.	595,601	24,866,342
Mylan, Inc. (a)	83,938	1,793,755
Perrigo Co. (d)	18,293	2,157,293
Pfizer, Inc.	1,466,330	33,725,590
Watson Pharmaceuticals, Inc. (a)	24,949	1,845,977
		149,583,234
TOTAL HEALTH CARE		288,788,446
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.5%
General Dynamics Corp.	70,614	4,657,699
Goodrich Corp.	24,658	3,129,100
Honeywell International, Inc.	152,580	8,520,067
L-3 Communications Holdings, Inc. (d)	19,078	1,411,963
Lockheed Martin Corp.	52,128	4,539,306
Northrop Grumman Corp. (d)	49,250	3,141,658
Precision Castparts Corp.	28,455	4,680,563
Raytheon Co.	65,274	3,693,856
Rockwell Collins, Inc. (d)	28,401	1,401,589
Textron, Inc. (d)	54,885	1,364,990
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	146,679	$ 10,898,250
United Technologies Corp.	178,463	13,479,310
		60,918,351
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	31,843	1,863,771
Expeditors International of Washington, Inc.	41,593	1,611,729
FedEx Corp.	61,755	5,657,376
United Parcel Service, Inc. Class B	187,889	14,798,138
		23,931,014
Airlines - 0.1%
Southwest Airlines Co.	150,328	1,386,024
Building Products - 0.0%
Masco Corp. (d)	69,927	969,887
Commercial Services & Supplies - 0.4%
Avery Dennison Corp. (d)	20,295	554,865
Cintas Corp. (d)	21,604	834,130
Iron Mountain, Inc.	33,524	1,104,951
Pitney Bowes, Inc. (d)	39,206	586,914
R.R. Donnelley & Sons Co. (d)	35,299	415,469
Republic Services, Inc.	61,624	1,630,571
Stericycle, Inc. (a)(d)	16,661	1,527,314
Waste Management, Inc. (d)	90,600	3,026,040
		9,680,254
Construction & Engineering - 0.1%
Fluor Corp.	33,117	1,633,993
Jacobs Engineering Group, Inc. (a)(d)	25,266	956,571
Quanta Services, Inc. (a)(d)	41,716	1,004,104
		3,594,668
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	31,149	2,123,739
Emerson Electric Co.	143,655	6,691,450
Rockwell Automation, Inc.	27,948	1,846,245
Roper Industries, Inc.	19,079	1,880,808
		12,542,242
Industrial Conglomerates - 2.7%
3M Co.	135,874	12,174,310
Danaher Corp.	112,594	5,863,896
General Electric Co.	2,074,778	43,238,374
Tyco International Ltd.	90,638	4,790,218
		66,066,798
Machinery - 1.9%
Caterpillar, Inc.	127,741	10,846,488
Cummins, Inc.	37,634	3,647,111
Deere & Co.	77,885	6,298,560
Dover Corp.	35,960	1,927,816
Eaton Corp.	66,127	2,620,613
Flowserve Corp.	10,704	1,228,284

	Shares	Value
Illinois Tool Works, Inc.	93,476	$ 4,943,946
Ingersoll-Rand PLC	58,496	2,467,361
Joy Global, Inc. (d)	20,726	1,175,786
PACCAR, Inc.	69,847	2,737,304
Pall Corp. (d)	22,676	1,242,872
Parker Hannifin Corp. (d)	29,579	2,274,034
Snap-On, Inc. (d)	11,378	708,281
Stanley Black & Decker, Inc.	33,464	2,153,743
Xylem, Inc.	36,312	913,973
		45,186,172
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	9,373	667,076
Equifax, Inc.	23,573	1,098,502
Robert Half International, Inc.	27,998	799,903
		2,565,481
Road & Rail - 0.9%
CSX Corp.	203,488	4,549,992
Norfolk Southern Corp.	63,791	4,578,280
Ryder System, Inc.	10,040	361,540
Union Pacific Corp.	93,253	11,126,015
		20,615,827
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	57,830	2,331,127
W.W. Grainger, Inc. (d)	11,949	2,285,127
		4,616,254
TOTAL INDUSTRIALS		252,072,972
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,048,986	18,011,090
Comverse Technology, Inc. (a)	274	1,595
F5 Networks, Inc. (a)	15,547	1,547,859
Harris Corp.	22,280	932,418
JDS Uniphase Corp. (a)(d)	45,336	498,696
Juniper Networks, Inc. (a)	103,696	1,691,282
Motorola Solutions, Inc.	57,192	2,751,507
QUALCOMM, Inc.	335,690	18,691,219
		44,125,666
Computers & Peripherals - 5.6%
Apple, Inc. (a)	183,104	106,932,727
Dell, Inc. (a)	291,118	3,644,797
EMC Corp. (a)	411,166	10,538,185
Hewlett-Packard Co.	387,204	7,786,672
Lexmark International, Inc. Class A (d)	13,930	370,259
NetApp, Inc. (a)	71,063	2,261,225
SanDisk Corp. (a)	47,714	1,740,607
Seagate Technology	74,110	1,832,740
Western Digital Corp. (a)	45,827	1,396,807
		136,504,019
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	31,725	1,742,337
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	297,176	$ 3,842,486
FLIR Systems, Inc.	30,196	588,822
Jabil Circuit, Inc.	35,614	724,033
Molex, Inc.	26,937	644,872
TE Connectivity Ltd.	83,728	2,671,760
		10,214,310
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	35,088	1,114,044
eBay, Inc. (a)	225,035	9,453,720
Google, Inc. Class A (a)	49,797	28,885,746
VeriSign, Inc. (a)	30,937	1,347,925
Yahoo!, Inc. (a)	238,646	3,777,766
		44,579,201
IT Services - 3.9%
Accenture PLC Class A	126,197	7,583,178
Automatic Data Processing, Inc.	95,773	5,330,725
Cognizant Technology Solutions Corp. Class A (a)	59,625	3,577,500
Computer Sciences Corp.	30,392	754,329
Fidelity National Information Services, Inc.	46,760	1,593,581
Fiserv, Inc. (a)(d)	26,726	1,930,152
IBM Corp.	225,876	44,176,828
MasterCard, Inc. Class A	20,788	8,941,127
Paychex, Inc. (d)	63,184	1,984,609
SAIC, Inc.	54,179	656,649
Teradata Corp. (a)	33,035	2,378,850
The Western Union Co.	120,028	2,021,272
Total System Services, Inc.	31,472	753,125
Visa, Inc. Class A	97,509	12,055,038
		93,736,963
Office Electronics - 0.1%
Xerox Corp.	263,917	2,077,027
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(d)	115,364	661,036
Altera Corp.	63,178	2,137,944
Analog Devices, Inc.	58,421	2,200,719
Applied Materials, Inc.	250,986	2,876,300
Broadcom Corp. Class A	97,107	3,282,217
First Solar, Inc. (a)(d)	11,554	174,003
Intel Corp.	985,173	26,254,860
KLA-Tencor Corp.	32,766	1,613,726
Lam Research Corp. (a)	39,449	1,488,805
Linear Technology Corp. (d)	45,079	1,412,325
LSI Corp. (a)	111,403	709,637
Microchip Technology, Inc. (d)	37,908	1,253,997
Micron Technology, Inc. (a)(d)	193,789	1,222,809
NVIDIA Corp. (a)	121,174	1,674,625
Teradyne, Inc. (a)(d)	36,554	513,949

	Shares	Value
Texas Instruments, Inc.	224,088	$ 6,429,085
Xilinx, Inc. (d)	51,678	1,734,830
		55,640,867
Software - 3.7%
Adobe Systems, Inc. (a)	97,152	3,144,810
Autodesk, Inc. (a)	45,000	1,574,550
BMC Software, Inc. (a)	31,543	1,346,255
CA Technologies, Inc. (d)	69,298	1,877,283
Citrix Systems, Inc. (a)	36,460	3,060,452
Electronic Arts, Inc. (a)	62,244	768,713
Intuit, Inc.	57,506	3,412,981
Microsoft Corp.	1,464,104	44,786,941
Oracle Corp.	759,897	22,568,941
Red Hat, Inc. (a)(d)	37,766	2,133,024
salesforce.com, Inc. (a)(d)	27,023	3,736,200
Symantec Corp. (a)	141,137	2,062,012
		90,472,162
TOTAL INFORMATION TECHNOLOGY		477,350,215
MATERIALS - 3.4%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	41,403	3,342,464
Airgas, Inc.	13,553	1,138,588
CF Industries Holdings, Inc.	12,853	2,490,140
Dow Chemical Co.	234,080	7,373,520
E.I. du Pont de Nemours & Co.	183,491	9,279,140
Eastman Chemical Co. (d)	27,012	1,360,594
Ecolab, Inc.	57,216	3,921,012
FMC Corp.	26,854	1,436,152
International Flavors & Fragrances, Inc.	15,874	869,895
Monsanto Co.	104,457	8,646,950
PPG Industries, Inc.	29,821	3,164,605
Praxair, Inc.	58,489	6,359,509
Sherwin-Williams Co.	16,786	2,221,627
Sigma Aldrich Corp. (d)	23,673	1,750,145
The Mosaic Co.	58,320	3,193,603
		56,547,944
Construction Materials - 0.0%
Vulcan Materials Co.	25,337	1,006,132
Containers & Packaging - 0.1%
Ball Corp.	30,682	1,259,496
Bemis Co., Inc.	20,188	632,692
Owens-Illinois, Inc. (a)	32,296	619,114
Sealed Air Corp.	38,008	586,844
		3,098,146
Metals & Mining - 0.8%
Alcoa, Inc. (d)	208,882	1,827,718
Allegheny Technologies, Inc.	20,974	668,861
Cliffs Natural Resources, Inc. (d)	27,900	1,375,191
Freeport-McMoRan Copper & Gold, Inc.	185,856	6,332,114
Newmont Mining Corp.	97,038	4,707,313
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	62,085	$ 2,353,022
Titanium Metals Corp.	16,123	182,351
United States Steel Corp. (d)	28,200	580,920
		18,027,490
Paper & Forest Products - 0.2%
International Paper Co.	85,590	2,474,407
MeadWestvaco Corp.	33,749	970,284
		3,444,691
TOTAL MATERIALS		82,124,403
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,148,095	40,941,068
CenturyLink, Inc.	121,651	4,803,998
Frontier Communications Corp. (d)	195,517	748,830
Verizon Communications, Inc.	556,332	24,723,394
Windstream Corp.	115,213	1,112,958
		72,330,248
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	50,492	2,961,861
MetroPCS Communications, Inc. (a)	57,607	348,522
Sprint Nextel Corp. (a)	587,235	1,914,386
		5,224,769
TOTAL TELECOMMUNICATION SERVICES		77,555,017
UTILITIES - 3.7%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	94,840	3,784,116
Duke Energy Corp. (d)	413,467	9,534,549
Edison International	63,800	2,947,560
Entergy Corp.	34,691	2,355,172
Exelon Corp.	166,919	6,279,493
FirstEnergy Corp.	81,895	4,028,415
NextEra Energy, Inc.	81,672	5,619,850
Northeast Utilities	61,410	2,383,322
Pepco Holdings, Inc.	44,702	874,818
Pinnacle West Capital Corp. (d)	21,438	1,109,202
PPL Corp.	113,580	3,158,660
Southern Co.	170,107	7,875,954
Xcel Energy, Inc.	95,353	2,708,979
		52,660,090
Gas Utilities - 0.1%
AGL Resources, Inc.	22,972	890,165
ONEOK, Inc.	40,702	1,722,102
		2,612,267

	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)(d)	44,592	$ 774,117
The AES Corp. (a)	126,244	1,619,711
		2,393,828
Multi-Utilities - 1.3%
Ameren Corp.	47,513	1,593,586
CenterPoint Energy, Inc.	83,674	1,729,542
CMS Energy Corp.	50,972	1,197,842
Consolidated Edison, Inc. (d)	57,357	3,567,032
Dominion Resources, Inc.	111,911	6,043,194
DTE Energy Co.	33,311	1,976,342
Integrys Energy Group, Inc.	15,258	867,722
NiSource, Inc. (d)	55,631	1,376,867
PG&E Corp.	82,699	3,743,784
Public Service Enterprise Group, Inc. (d)	99,065	3,219,613
SCANA Corp.	22,794	1,090,465
Sempra Energy	46,979	3,235,914
TECO Energy, Inc. (d)	42,258	763,179
Wisconsin Energy Corp.	45,128	1,785,715
		32,190,797
TOTAL UTILITIES		89,856,982
TOTAL COMMON STOCKS (Cost $1,458,343,911)		2,411,037,724
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.17% (b)	9,657,243	9,657,243
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	172,631,642	172,631,642
TOTAL MONEY MARKET FUNDS (Cost $182,288,885)		182,288,885
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,640,632,796)		2,593,326,609
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(170,389,832)
NET ASSETS - 100%		$ 2,422,936,777
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 1,017,300	$ 30,505
32 CME S&P 500 Index Contracts	Sept. 2012	10,851,200	378,142
TOTAL EQUITY INDEX CONTRACTS		$ 11,868,500	$ 408,647
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,175
Fidelity Securities Lending Cash Central Fund	181,360
Total	$ 199,535
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 408,647	$ -
Total Value of Derivatives	$ 408,647	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $172,722,292) - See accompanying schedule: Unaffiliated issuers (cost $1,458,343,911)	$ 2,411,037,724
Fidelity Central Funds (cost $182,288,885)	182,288,885
Total Investments (cost $1,640,632,796)		$ 2,593,326,609
Segregated cash with broker for futures contracts		682,500
Cash		9,301
Receivable for investments sold		5,681,779
Receivable for fund shares sold		2,068,089
Dividends receivable		3,130,292
Distributions receivable from Fidelity Central Funds		27,585
Receivable for daily variation margin on futures contracts		323,437
Other receivables		34,942
Total assets		2,605,284,534

Liabilities
Payable for investments purchased	$ 7,383,926
Payable for fund shares redeemed	2,046,318
Accrued management fee	87,977
Distribution and service plan fees payable	55,368
Other affiliated payables	107,586
Other payables and accrued expenses	34,940
Collateral on securities loaned, at value	172,631,642
Total liabilities		182,347,757

Net Assets		$ 2,422,936,777
Net Assets consist of:
Paid in capital		$ 1,433,502,790
Undistributed net investment income		23,327,028
Accumulated undistributed net realized gain (loss) on investments		13,004,499
Net unrealized appreciation (depreciation) on investments		953,102,460
Net Assets		$ 2,422,936,777

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,124,462,339 ÷ 15,179,487 shares)	$ 139.96

Service Class: Net Asset Value, offering price and redemption price per share ($38,434,580 ÷ 275,453 shares)	$ 139.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($260,039,858 ÷ 1,876,308 shares)	$ 138.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 25,040,346
Interest		544
Income from Fidelity Central Funds		199,535
Total income		25,240,425

Expenses
Management fee	$ 535,921
Transfer agent fees	655,014
Distribution and service plan fees	340,109
Independent trustees' compensation	7,683
Miscellaneous	3,370
Total expenses before reductions	1,542,097
Expense reductions	(29)	1,542,068
Net investment income (loss)		23,698,357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,300,888
Futures contracts	5,133,098
Total net realized gain (loss)		15,433,986
Change in net unrealized appreciation (depreciation) on: Investment securities	166,125,842
Futures contracts	(51,125)
Total change in net unrealized appreciation (depreciation)		166,074,717
Net gain (loss)		181,508,703
Net increase (decrease) in net assets resulting from operations		$ 205,207,060

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,698,357	$ 42,729,839
Net realized gain (loss)	15,433,986	28,415,126
Change in net unrealized appreciation (depreciation)	166,074,717	(28,150,513)
Net increase (decrease) in net assets resulting from operations	205,207,060	42,994,452
Distributions to shareholders from net investment income	-	(43,244,270)
Distributions to shareholders from net realized gain	(26,528,684)	(51,595,129)
Total distributions	(26,528,684)	(94,839,399)
Share transactions - net increase (decrease)	48,399,666	36,547,032
Total increase (decrease) in net assets	227,078,042	(15,297,915)

Net Assets
Beginning of period	2,195,858,735	2,211,156,650
End of period (including undistributed net investment income of $23,327,028 and distributions in excess of net investment income of $371,329, respectively)	$ 2,422,936,777	$ 2,195,858,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 129.33	$ 132.39	$ 119.62	$ 99.19	$ 164.03	$ 161.36
Income from Investment Operations
Net investment income (loss) E	1.39	2.58	2.35	2.37	3.03	3.11
Net realized and unrealized gain (loss)	10.80	.10	15.13	23.03	(63.32)	5.59
Total from investment operations	12.19	2.68	17.48	25.40	(60.29)	8.70
Distributions from net investment income	-	(2.65)	(2.44)	(2.72)	(3.07)	(6.03)
Distributions from net realized gain	(1.56)	(3.09)	(2.27)	(2.25)	(1.48)	-
Total distributions	(1.56)	(5.74)	(4.71)	(4.97)	(4.55)	(6.03)
Net asset value, end of period	$ 139.96	$ 129.33	$ 132.39	$ 119.62	$ 99.19	$ 164.03
Total Return B,C,D	9.45%	2.04%	15.02%	26.61%	(37.00)%	5.45%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.02% A	1.96%	1.94%	2.31%	2.22%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,124,462	$ 1,918,592	$ 1,931,271	$ 1,767,750	$ 1,525,779	$ 2,626,891
Portfolio turnover rate G	5% A	5%	5%	6%	6%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 129.00	$ 132.07	$ 119.35	$ 98.99	$ 163.66	$ 160.88
Income from Investment Operations
Net investment income (loss) E	1.32	2.44	2.22	2.27	2.88	2.93
Net realized and unrealized gain (loss)	10.77	.10	15.09	22.96	(63.14)	5.58
Total from investment operations	12.09	2.54	17.31	25.23	(60.26)	8.51
Distributions from net investment income	-	(2.52)	(2.32)	(2.62)	(2.93)	(5.73)
Distributions from net realized gain	(1.56)	(3.09)	(2.27)	(2.25)	(1.48)	-
Total distributions	(1.56)	(5.61)	(4.59)	(4.87)	(4.41)	(5.73)
Net asset value, end of period	$ 139.53	$ 129.00	$ 132.07	$ 119.35	$ 98.99	$ 163.66
Total Return B,C,D	9.40%	1.93%	14.91%	26.48%	(37.07)%	5.34%
Ratios to Average Net Assets F,H
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.92% A	1.86%	1.84%	2.21%	2.12%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,435	$ 37,095	$ 37,209	$ 32,708	$ 24,340	$ 38,960
Portfolio turnover rate G	5% A	5%	5%	6%	6%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 128.24	$ 131.31	$ 118.71	$ 98.50	$ 162.79	$ 159.90
Income from Investment Operations
Net investment income (loss) E	1.21	2.23	2.03	2.11	2.66	2.67
Net realized and unrealized gain (loss)	10.70	.11	14.97	22.82	(62.74)	5.54
Total from investment operations	11.91	2.34	17.00	24.93	(60.08)	8.21
Distributions from net investment income	-	(2.32)	(2.13)	(2.47)	(2.73)	(5.32)
Distributions from net realized gain	(1.56)	(3.09)	(2.27)	(2.25)	(1.48)	-
Total distributions	(1.56)	(5.41)	(4.40)	(4.72)	(4.21)	(5.32)
Net asset value, end of period	$ 138.59	$ 128.24	$ 131.31	$ 118.71	$ 98.50	$ 162.79
Total Return B,C,D	9.31%	1.78%	14.73%	26.30%	(37.16)%	5.17%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.77% A	1.71%	1.69%	2.06%	1.97%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,040	$ 240,172	$ 242,677	$ 220,221	$ 170,637	$ 269,769
Portfolio turnover rate G	5% A	5%	5%	6%	6%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,189,245,368
Gross unrealized depreciation	(242,225,103)
Net unrealized appreciation (depreciation) on securities and other investments	$ 947,020,265

Tax cost	$ 1,646,306,344

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $5,133,098 and a change in net unrealized appreciation (depreciation) of $(51,125) related to its investment in futures contracts. These amount are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $155,956,654 and $56,231,653, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 19,116
Service Class 2	320,993
$ 340,109

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .067% of each class's average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees at an annual rate of .055% of the class' average net assets. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 573,882
Service Class	10,514
Service Class 2	70,618
$ 655,014

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,370 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $181,360.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $29.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 38,255,176
Service Class	-	707,018
Service Class 2	-	4,282,076
Total	$ -	$ 43,244,270

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended June 30, 2012	Year ended December 31, 2011
From net realized gain
Initial Class	$ 23,183,501	$ 44,996,692
Service Class	431,344	869,322
Service Class 2	2,913,839	5,729,115
Total	$ 26,528,684	$ 51,595,129

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,315,443	1,835,066	$ 183,759,900	$ 243,984,868
Reinvestment of distributions	169,284	638,728	23,183,501	83,251,868
Shares redeemed	(1,140,377)	(2,226,316)	(157,337,333)	(294,250,679)
Net increase (decrease)	344,350	247,478	$ 49,606,068	$ 32,986,057
Service Class
Shares sold	13,094	31,831	$ 1,812,464	$ 4,163,777
Reinvestment of distributions	3,158	12,115	431,344	1,576,340
Shares redeemed	(28,345)	(38,138)	(3,837,843)	(4,956,107)
Net increase (decrease)	(12,093)	5,808	$ (1,594,035)	$ 784,010
Service Class 2
Shares sold	156,187	359,331	$ 21,308,576	$ 46,317,215
Reinvestment of distributions	21,465	77,281	2,913,839	10,011,190
Shares redeemed	(174,189)	(411,858)	(23,834,782)	(53,551,440)
Net increase (decrease)	3,463	24,754	$ 387,633	$ 2,776,965

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIDX-SANN-0812
1.705630.114

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 17, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 17, 2012